UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act File Number: 811-21574
Eaton Vance Floating-Rate Income Trust
(Exact Name of registrant as Specified in Charter)
Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)
Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)
(617) 482-8260
(registrant’s Telephone Number)
May 31
Date of Fiscal Year End
November 30, 2009
Date of Reporting Period

Item 1. Reports to Stockholders

Eaton Vance Investment Managers Semiannual Report November 30, 2009 EATON VANCE FLOATING-RATE INCOME TRUST

IMPORTANT NOTICES REGARDING PRIVACY,
DELIVERY OF SHAREHOLDER DOCUMENTS,
PORTFOLIO HOLDINGS AND PROXY VOTING

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•	Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•	None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•	We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Boston Management and Research, and Eaton Vance Distributors, Inc.

In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial adviser/broker-dealer, it is likely that only such adviser’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures.

For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission (the “SEC”) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders.

Eaton Vance, or your financial adviser, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial adviser, otherwise.

If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser.

Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, without charge, upon request, by calling 1-800-262-1122. This description is also available on the SEC’s website at www.sec.gov.

Eaton Vance Floating-Rate Income Trust as of November 30, 2009
INVESTMENT UPDATE
Economic and Market Conditions
Scott H. Page, CFA
Co-Portfolio Manager
•	The six months ending November 30, 2009, were marked by a worldwide rally across the spectrum of riskier assets. The pace of economic deterioration slowed and then rebounded slightly in these six months, compared to the steep declines in world economic output witnessed at the end of 2008 and first quarter of 2009. As signs of improving economic fundamentals began to emerge, investors’ aversion to risk reversed course and the capital markets staged a comeback.
Ralph H. Hinckley, Jr., CFA
Co-Portfolio Manager
•	The loan market, as measured by the S&P/LSTA Leveraged Loan Index (the Index), gained 16.32% for the six months ending November 30, 2009.[1] Performance was driven by a combination of technical factors, which improved the market’s supply and demand picture. On the supply side, limited new loan issuance and a contraction of the existing supply through loan repayments reduced the available universe of purchasable loans. Matched with little selling activity and modest but steady inflows, loan prices improved significantly. More significant investor flows into the high-yield bond market also contributed to the improvement in bank loans. Increased high-yield bond issuance contributed to meaningful bank loan repayments, which lowered the available supply of loans and provided cash to bank loan managers. In addition, direct crossover buying into the asset class by high-yield bond managers bolstered demand.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or market price (as applicable) with all distributions reinvested. The Trust’s performance at market price will differ from its results at NAV. Although market price performance generally reflects investment results over time, during shorter periods, returns at market price can also be affected by factors such as changing perceptions about the Trust, market conditions, fluctuations in supply and demand for the Trust’s shares, or changes in Trust distributions. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Trust’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

Trust shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
Management Discussion
•	Eaton Vance Floating-Rate Income Trust (the Trust) is a closed-end fund and trades on the New York Stock Exchange (NYSE) under the symbol EFT. The Trust’s investment objective is to provide a high level of current income. As a secondary objective, it will also seek preservation of capital to the extent consistent with its primary goal of high current income. Under normal market conditions, the Trust invests at least 80% of its total assets in senior, secured floating-rate loans (senior loans). In managing the Trust, the investment adviser seeks to invest in a portfolio of senior loans that it believes will be less volatile over time than the general loan market. The Trust may also invest in second-lien loans and high-yield bonds, and, as discussed below, may employ leverage, which may increase risk.

•	As of November 30, 2009, the Trust’s investments included senior loans to 384 borrowers spanning 38 industries, with an average loan size of 0.24% of total investments, and no industry constituting more than 11% of total investments. Health care, business equipment and services and cable and satellite television were the top three industry weightings.

•	The Trust outperformed the Index during the six months ending November 30, 2009. Its larger, higher-quality loans helped performance in the first three months of the period, as these loans continued to benefit from the market’s recovery. Management’s use of leverage was also a significant factor in the Trust’s outperformance, as its borrowings were bolstered by the strong credit market rally. The last three months of the period witnessed a “junk rally,” with
Total Return performance 5/31/09 –11/30/09

NYSE Symbol		EFT

At Net Asset Value (NAV)[2]		26.88%
At Market Price[2]		31.38
S&P/LSTA Leveraged Loan Index[1]		16.32

Premium/(Discount) to NAV (11/30/09)		-6.09%
Total Distributions per common share		$0.421
Distribution Rate[3]	At NAV	6.28%
	At Market Price	6.68%
See page 3 for more performance information.

[1]	It is not possible to invest directly in an Index. The Index’s total return reflects changes in value of the loans constituting the Index and accrual of interest and does not reflect the commissions or expenses that would have been incurred if an investor individually purchased or sold the loans represented in the Index. Unlike the Trust, the Index’s total return does not reflect the effect of leverage.

[2]	Six-month returns are cumulative. Performance results reflect the effects of leverage.

[3]	The Distribution Rate is based on the Trust’s last regular distribution per share (annualized) divided by the Trust’s NAV or market price at the end of the period. The Trust’s distributions may be comprised of ordinary income, net realized capital gains and return of capital.

Eaton Vance Floating-Rate Income Trust as of November 30, 2009
INVESTMENT UPDATE
the market’s lowest-quality loans skyrocketing back to life. As a result, our relative underweight to the lowest-quality loans, including second-lien loans and those rated below CCC, hampered relative performance during the latter half of the period.

•	The Trust had a 6.0% exposure to European loans as of November 30, 2009. The Trust’s involvement in the European leveraged loan market represented further opportunity for diversification, and while this market was affected slightly more than the U.S. bank loan market by the credit market turmoil, we believed it offered an attractive appreciation opportunity at then-current price levels.

•	In terms of industries, a relative overweight to the cable and satellite television, leisure goods, activities and movies, and business equipment and services industries benefited performance relative to the Index. Detractors included underweights to the automotive and lodging and casino industries and an overweight to the publishing industry. We believe that the Trust’s diversification was an important risk mitigator during the period.

•	As concerns about inflation and the uncertainty of the potential interest-rate impact of historic stimulus financing persist, we believe the floating-rate asset class remains attractive, especially relative to duration-exposed fixed-income alternatives.

•	As of November 30, 2009, the Trust employed leverage of 37.1%—9.6% auction preferred shares (APS) and 27.5% borrowings.[2] Use of leverage creates an opportunity for income, but at the same time creates special risks (including the likelihood of greater volatility of net asset value and market price of common shares).

[1]	It is not possible to invest directly in an Index. The Index’s total return reflects changes in value of the loans constituting the Index and accrual of interest and does not reflect the commissions or expenses that would have been incurred if an investor individually purchased or sold the loans represented in the Index. Unlike the Trust, the Index’s total return does not reflect the effect of leverage.

[2]	APS percentage represents the liquidation value of the Trust’s APS outstanding at 11/30/09 as a percentage of the Trust’s net assets applicable to common shares plus APS and borrowings outstanding. In the event of a rise in long-term interest rates, the value of the Trust’s investment portfolio could decline, which would reduce the asset coverage for its APS and borrowings.

The views expressed throughout this report are those of the portfolio managers and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based upon market or other conditions, and the investment adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on many factors, may not be relied on as an indication of trading intent on behalf of any Eaton Vance fund. Portfolio information provided in the report may not be representative of the Trust’s current or future investments and may change due to active management.

Eaton Vance Floating-Rate Income Trust as of November 30, 2009
TRUST PERFORMANCE
Portfolio Composition
Top Ten Holdings1
By total investments

SunGard Data Systems, Inc.	1.4%
Georgia-Pacific Corp.	1.3
UPC Broadband Holding B.V.	1.3
HCA, Inc.	1.2
Intelsat Corp.	1.2
Community Health Systems, Inc.	1.2
Aramark Corp.	1.2
Rite Aid Corp.	1.1
Health Management Association, Inc.	0.9
Charter Communications Operating, Inc.	0.8

[1]	Top 10 Holdings represented 11.6% of the Trust’s total investments as of 11/30/09.
Top Five industries2
By total investments

Health Care	10.8%
Business Equipment and Services	7.7
Cable and Satellite Television	6.9
Publishing	6.2
Leisure Goods/Activities/Movies	5.6

[2]	Industries are shown as a percentage of the Trust’s total investments as of 11/30/09.
Credit Quality Ratings for
Total Loan Investments3
By total loan investments

Baa	1.3%
Ba	37.1
B	37.4
Ca	0.8
Caa	6.4
Defaulted	6.9
Non-Rated[4]	10.1

[3]	Credit Quality ratings are those provided by Moody’s Investor Services, Inc., a nationally recognized bond rating service. Reflects the Trust’s total loan investments as of 11/30/09. Although the investment adviser considers ratings when making investment decisions, it performs its own credit and investment analysis and does not rely primarily on the ratings assigned by the rating services. Credit quality can change from time to time, and recently issued credit ratings may not fully reflect the actual risks posed by a particular security or the issuer’s current financial condition. The rating assigned to a security by a rating agency does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security.

[4]	Certain loans in which the Trust invests are not rated by a rating agency. In management’s opinion, such securities are comparable to securities rated by a rating agency in the categories listed above.
Trust Performance5

NYSE Symbol	EFT

Average Annual Total Return (by market price, NYSE)
Six Months	31.38%
One Year	79.20
Five Years	1.01
Life of Trust (6/29/04)	1.11

Average Annual Total Return (at net asset value)
Six Months	26.88%
One Year	72.57
Five Years	2.12
Life of Trust (6/29/04)	2.29

[5]	Six-month returns are cumulative. Other returns are presented on an average annual basis. Performance results reflect the effects of leverage. Absent a fee reduction by the investment adviser of the Trust, the returns would be lower.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or market price (as applicable) with all distributions reinvested. The Trust’s performance at market price will differ from its results at NAV. Although market price performance generally reflects investment results over time, during shorter periods, returns at market price can also be affected by factors such as changing perceptions about the Trust, market conditions, fluctuations in supply and demand for the Trust’s shares, or changes in Trust distributions. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Trust’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

Eaton Vance Floating-Rate Income Trust as of November 30, 2009

PORTFOLIO OF INVESTMENTS (Unaudited)

Senior Floating-Rate Interests — 146.9%(1)

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value

Aerospace and Defense — 3.2%

AWAS Capital, Inc.
	1,000	Term Loan, 2.06%, Maturing March 22, 2013	$917,500
	1,796	Term Loan - Second Lien, 6.31%, Maturing March 22, 2013	1,351,862
CACI International, Inc.
	1,776	Term Loan, 1.78%, Maturing May 3, 2011	1,732,803
DAE Aviation Holdings, Inc.
	944	Term Loan, 4.01%, Maturing July 31, 2014	866,233
	965	Term Loan, 4.04%, Maturing July 31, 2014	885,440
Evergreen International Aviation
	1,460	Term Loan, 12.00%, Maturing October 31, 2011	1,175,233
Hawker Beechcraft Acquisition
	4,453	Term Loan, 2.25%, Maturing March 26, 2014	3,355,009
	263	Term Loan, 2.28%, Maturing March 26, 2014	198,521
Hexcel Corp.
	469	Term Loan, 6.50%, Maturing May 21, 2014	472,266
IAP Worldwide Services, Inc.
	977	Term Loan, 9.25%, Maturing December 30, 2012(2)	832,230
Spirit AeroSystems, Inc.
	1,263	Term Loan, 2.03%, Maturing December 31, 2011	1,215,400
TransDigm, Inc.
	1,800	Term Loan, 2.29%, Maturing June 23, 2013	1,716,750
Vought Aircraft Industries, Inc.
	549	Term Loan, 7.50%, Maturing December 17, 2011	550,697
	323	Term Loan, 7.50%, Maturing December 22, 2011	321,915
Wesco Aircraft Hardware Corp.
	1,264	Term Loan, 2.49%, Maturing September 29, 2013	1,195,506

			$16,787,365

Air Transport — 0.3%

Delta Air Lines, Inc.
	750	Term Loan, 2.20%, Maturing April 30, 2012	$634,688
	1,320	Term Loan - Second Lien, 3.53%, Maturing April 30, 2014	1,081,621

			$1,716,309

Automotive — 5.6%

Accuride Corp.
	1,797	Term Loan, 10.00%, Maturing January 31, 2012	$1,790,922
	525	Term Loan, Maturing September 30, 2013(3)	535,133
Adesa, Inc.
	3,903	Term Loan, 2.49%, Maturing October 18, 2013	3,619,775
Allison Transmission, Inc.
	1,890	Term Loan, 3.01%, Maturing September 30, 2014	1,666,009
Cooper Standard Automotive, Inc.
	186	Revolving Loan, 6.75%, Maturing December 23, 2011	178,506
	1,138	Term Loan, 7.00%, Maturing December 23, 2010	1,089,311
	58	Term Loan, 2.75%, Maturing December 23, 2011	55,786
Dayco Products, LLC
	460	Term Loan, 9.25%, Maturing November 13, 2014	418,902
	65	Term Loan, 11.25%, Maturing November 13, 2014	59,161
Federal-Mogul Corp.
	3,647	Term Loan, 2.18%, Maturing December 27, 2014	2,770,447
	2,264	Term Loan, 2.18%, Maturing December 27, 2015	1,719,789
Ford Motor Co.
	2,411	Term Loan, 3.29%, Maturing December 15, 2013	2,127,581
Goodyear Tire & Rubber Co.
	7,175	Term Loan - Second Lien, 2.34%, Maturing April 30, 2010	6,460,492
HLI Operating Co., Inc.
	432	DIP Loan, 26.00%, Maturing December 15, 2009(2)	429,485
EUR	87	Term Loan, 8.25%, Maturing May 30, 2014	9,828
EUR	1,482	Term Loan, 11.50%, Maturing May 30, 2014	345,031
Keystone Automotive Operations, Inc.
	1,418	Term Loan, 3.78%, Maturing January 12, 2012	910,942
LKQ Corp.
	1,079	Term Loan, 2.49%, Maturing October 12, 2014	1,054,870
TriMas Corp.
	263	Term Loan, 2.52%, Maturing August 2, 2011	246,094
	2,088	Term Loan, 2.51%, Maturing August 2, 2013	1,957,638
TRW Automotive, Inc.
	779	Term Loan, 6.25%, Maturing February 2, 2014	779,676
United Components, Inc.
	1,180	Term Loan, 2.25%, Maturing June 30, 2010	1,085,850

			$29,311,228

Beverage and Tobacco — 0.5%

Culligan International Co.
EUR	1,075	Term Loan - Second Lien, 5.17%, Maturing May 31, 2013	$613,384
Southern Wine & Spirits of America, Inc.
	1,234	Term Loan, 5.50%, Maturing May 31, 2012	1,209,420
Van Houtte, Inc.
	117	Term Loan, 2.78%, Maturing July 11, 2014	111,994
	861	Term Loan, 2.78%, Maturing July 11, 2014	821,289

			$2,756,087

See notes to financial statements

Eaton Vance Floating-Rate Income Trust as of November 30, 2009

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value

Building and Development — 3.0%

Beacon Sales Acquisition, Inc.
	1,211	Term Loan, 2.28%, Maturing September 30, 2013	$1,140,151
Brickman Group Holdings, Inc.
	767	Term Loan, 2.28%, Maturing January 23, 2014	713,367
Epco/Fantome, LLC
	1,496	Term Loan, 2.86%, Maturing November 23, 2010	1,361,360
Forestar USA Real Estate Group, Inc.
	268	Revolving Loan, 0.39%, Maturing December 1, 2010(4)	243,913
	2,457	Term Loan, 5.09%, Maturing December 1, 2010	2,383,198
LNR Property Corp.
	1,282	Term Loan, 3.74%, Maturing July 3, 2011	916,825
Metroflag BP, LLC
	500	Term Loan - Second Lien, 0.00%, Maturing October 31, 2009(6)(7)	0
Mueller Water Products, Inc.
	921	Term Loan, 5.28%, Maturing May 24, 2014	905,065
NCI Building Systems, Inc.
	191	Term Loan, 8.00%, Maturing June 18, 2010	177,710
November 2005 Land Investors
	305	Term Loan, 0.00%, Maturing May 9, 2011(5)	103,646
Panolam Industries Holdings, Inc.
	1,039	Term Loan, 5.00%, Maturing September 30, 2012	937,901
Re/Max International, Inc.
	686	Term Loan, 6.17%, Maturing December 17, 2012	673,115
	3,267	Term Loan, 10.61%, Maturing December 17, 2012	3,226,264
Realogy Corp.
	320	Term Loan, 3.24%, Maturing September 1, 2014	273,065
	675	Term Loan, 3.29%, Maturing September 1, 2014	576,755
South Edge, LLC
	1,644	Term Loan, 0.00%, Maturing October 31, 2009(7)	591,750
WCI Communities, Inc.
	1,500	Term Loan, 10.06%, Maturing September 3, 2014	1,485,000

			$15,709,085

Business Equipment and Services — 11.9%

Activant Solutions, Inc.
	1,634	Term Loan, 2.31%, Maturing May 1, 2013	$1,506,574
	901	Term Loan, 2.81%, Maturing May 1, 2013	830,203
Acxiom Corp.
	1,238	Term Loan, 3.24%, Maturing March 15, 2015	1,191,094
Affiliated Computer Services
	890	Term Loan, 2.24%, Maturing March 20, 2013	876,525
Affinion Group, Inc.
	2,594	Term Loan, 2.73%, Maturing October 17, 2012	2,466,342
Allied Barton Security Service
	1,090	Term Loan, 6.75%, Maturing February 21, 2015	1,098,688
Education Management, LLC
	3,811	Term Loan, 2.06%, Maturing June 1, 2013	3,515,337
Info USA, Inc.
	272	Term Loan, 2.29%, Maturing February 14, 2012	263,233
Intergraph Corp.
	1,000	Term Loan - Second Lien, 6.26%, Maturing November 29, 2014	947,500
iPayment, Inc.
	2,469	Term Loan, 2.26%, Maturing May 10, 2013	2,237,633
Kronos, Inc.
	1,163	Term Loan, 2.28%, Maturing June 11, 2014	1,085,257
Language Line, Inc.
	2,200	Term Loan, 5.75%, Maturing October 30, 2015	2,165,625
Mitchell International, Inc.
	982	Term Loan, 2.31%, Maturing March 28, 2014	891,089
	1,000	Term Loan - Second Lien, 5.56%, Maturing March 28, 2015	820,000
N.E.W. Holdings I, LLC
	2,488	Term Loan, 2.74%, Maturing May 22, 2014	2,315,046
Protection One, Inc.
	467	Term Loan, 2.95%, Maturing March 31, 2012	451,684
	1,728	Term Loan, 6.25%, Maturing March 31, 2014	1,661,254
Quantum Corp.
	222	Term Loan, 3.78%, Maturing July 12, 2014	206,249
Quintiles Transnational Corp.
	995	Term Loan, 2.28%, Maturing March 31, 2013	937,008
	1,875	Term Loan - Second Lien, 4.28%, Maturing March 31, 2014	1,795,312
Sabre, Inc.
	7,377	Term Loan, 2.49%, Maturing September 30, 2014	6,302,009
Serena Software, Inc.
	997	Term Loan, 2.32%, Maturing March 10, 2013	913,954
Sitel (Client Logic)
	2,958	Term Loan, 5.77%, Maturing January 29, 2014	2,580,786
Solera Holdings, LLC
EUR	828	Term Loan, 2.50%, Maturing May 15, 2014	1,184,934
SunGard Data Systems, Inc.
	2,253	Term Loan, 1.99%, Maturing February 11, 2013	2,071,749
	10,294	Term Loan, 3.90%, Maturing February 28, 2016	9,723,685
Ticketmaster
	1,950	Term Loan, 3.55%, Maturing July 22, 2014	1,881,750
Travelport, LLC
	985	Term Loan, 2.78%, Maturing August 23, 2013	880,981
	2,334	Term Loan, 2.78%, Maturing August 23, 2013	2,076,923

See notes to financial statements

Eaton Vance Floating-Rate Income Trust as of November 30, 2009

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value

Business Equipment and Services (continued)

Travelport, LLC (continued)
	468	Term Loan, 2.78%, Maturing August 23, 2013	$416,736
EUR	1,054	Term Loan, 3.24%, Maturing August 23, 2013	1,410,828
VWR International, Inc.
	2,186	Term Loan, 2.73%, Maturing June 28, 2013	1,944,395
West Corp.
	1,503	Term Loan, 2.61%, Maturing October 24, 2013	1,351,228
	2,184	Term Loan, 4.11%, Maturing July 15, 2016	2,026,606

			$62,028,217

Cable and Satellite Television — 10.9%

Atlantic Broadband Finance, LLC
	2,300	Term Loan, 6.75%, Maturing June 8, 2013	$2,288,936
	86	Term Loan, 2.54%, Maturing September 1, 2013	83,873
Bragg Communications, Inc.
	2,072	Term Loan, 2.75%, Maturing August 31, 2014	1,984,216
Bresnan Broadband Holdings, LLC
	547	Term Loan, 2.29%, Maturing March 29, 2014	512,591
	1,325	Term Loan - Second Lien, 4.74%, Maturing March 29, 2014	1,252,125
Cequel Communications, LLC
	2,146	Term Loan, 2.26%, Maturing November 5, 2013	1,989,644
	1,453	Term Loan, 6.26%, Maturing May 5, 2014	1,452,989
	2,300	Term Loan - Second Lien, 4.76%, Maturing May 5, 2014	2,205,125
Charter Communications Operating, Inc.
	7,665	Term Loan, 4.26%, Maturing April 28, 2013	7,112,694
CSC Holdings, Inc.
	3,817	Term Loan, 2.05%, Maturing March 29, 2013	3,604,022
CW Media Holdings, Inc.
	1,666	Term Loan, 3.53%, Maturing February 15, 2015	1,545,215
Foxco Acquisition Sub., LLC
	648	Term Loan, 7.25%, Maturing July 2, 2015	600,756
Insight Midwest Holdings, LLC
	3,999	Term Loan, 2.29%, Maturing April 6, 2014	3,755,841
MCC Iowa, LLC
	372	Term Loan, 1.73%, Maturing March 31, 2010	366,297
	3,851	Term Loan, 1.98%, Maturing January 31, 2015	3,492,804
Mediacom Illinois, LLC
	3,985	Term Loan, 1.73%, Maturing January 31, 2015	3,610,131
	1,000	Term Loan, 5.50%, Maturing March 31, 2017	1,000,625
NTL Investment Holdings, Ltd.
GBP	296	Term Loan, 2.90%, Maturing March 30, 2012	478,432
GBP	1,055	Term Loan, 4.17%, Maturing September 3, 2012	1,704,571
ProSiebenSat.1 Media AG
EUR	410	Term Loan, 3.53%, Maturing March 2, 2015	416,461
EUR	140	Term Loan, 2.59%, Maturing June 26, 2015	178,827
EUR	3,144	Term Loan, 2.59%, Maturing June 26, 2015	4,008,683
EUR	410	Term Loan, 3.78%, Maturing March 2, 2016	416,461
EUR	413	Term Loan, 8.15%, Maturing March 2, 2017(2)	152,809
EUR	565	Term Loan - Second Lien, 4.90%, Maturing September 2, 2016	339,449
UPC Broadband Holding B.V.
	1,410	Term Loan, 1.99%, Maturing December 31, 2014	1,306,918
	1,765	Term Loan, 3.74%, Maturing December 31, 2016	1,685,991
EUR	2,614	Term Loan, 4.18%, Maturing December 31, 2016	3,613,886
EUR	2,886	Term Loan, 4.43%, Maturing December 31, 2017	4,024,331
Virgin Media Investment Holding
GBP	262	Term Loan, 4.43%, Maturing March 30, 2012	423,427
YPSO Holding SA
EUR	209	Term Loan, 2.69%, Maturing July 28, 2014	251,259
EUR	249	Term Loan, 2.69%, Maturing July 28, 2014	299,747
EUR	542	Term Loan, 2.69%, Maturing July 28, 2014	651,069

			$56,810,205

Chemicals and Plastics — 7.2%

Arizona Chemical, Inc.
	500	Term Loan - Second Lien, 5.76%, Maturing February 28, 2014	$437,500
Ashland, Inc.
	616	Term Loan, 7.65%, Maturing November 20, 2014	628,161
Brenntag Holding GmbH and Co. KG
	1,729	Term Loan, 1.99%, Maturing December 23, 2013	1,633,985
	422	Term Loan, 2.03%, Maturing December 23, 2013	398,959
	1,600	Term Loan - Second Lien, 4.24%, Maturing December 23, 2015	1,565,000
Celanese Holdings, LLC
	1,555	Term Loan, 1.99%, Maturing April 2, 2014	1,452,373
	2,583	Term Loan, 2.04%, Maturing April 2, 2014	2,406,420
First Chemical Holding
EUR	999	Term Loan, 3.55%, Maturing December 18, 2015(2)	1,100,202
Georgia Gulf Corp.
	728	Term Loan, 10.00%, Maturing October 3, 2013	723,626
Hexion Specialty Chemicals, Inc.
	489	Term Loan, 2.56%, Maturing May 5, 2012	386,113
	863	Term Loan, 2.56%, Maturing May 5, 2013	718,622
	3,971	Term Loan, 2.56%, Maturing May 5, 2013	3,308,141
Huntsman International, LLC
	2,500	Term Loan, 1.98%, Maturing August 16, 2012	2,269,098
	1,000	Term Loan, 2.48%, Maturing June 30, 2016	911,250

See notes to financial statements

Eaton Vance Floating-Rate Income Trust as of November 30, 2009

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value

Chemicals and Plastics (continued)

INEOS Group
	2,993	Term Loan, 7.50%, Maturing December 14, 2013	$2,585,505
	2,898	Term Loan, 10.00%, Maturing December 14, 2014	2,503,418
EUR	1,250	Term Loan - Second Lien, 7.02%, Maturing December 14, 2012	1,445,243
ISP Chemco, Inc.
	1,433	Term Loan, 2.00%, Maturing June 4, 2014	1,345,016
Kranton Polymers, LLC
	2,389	Term Loan, 2.31%, Maturing May 12, 2013	2,272,663
MacDermid, Inc.
	544	Term Loan, 2.24%, Maturing April 12, 2014	474,067
EUR	724	Term Loan, 2.64%, Maturing April 12, 2014	880,257
Millenium Inorganic Chemicals
	357	Term Loan, 2.53%, Maturing April 30, 2014	318,922
	1,075	Term Loan - Second Lien, 6.03%, Maturing October 31, 2014	838,500
Momentive Performance Material
	1,799	Term Loan, 2.69%, Maturing December 4, 2013	1,628,208
Nalco Co.
	547	Term Loan, 6.50%, Maturing May 6, 2016	553,065
Rockwood Specialties Group, Inc.
	4,140	Term Loan, 6.00%, Maturing May 15, 2014	4,164,361
Schoeller Arca Systems Holding
EUR	72	Term Loan, 3.68%, Maturing November 16, 2015	69,443
EUR	206	Term Loan, 3.68%, Maturing November 16, 2015	197,993
EUR	222	Term Loan, 3.68%, Maturing November 16, 2015	213,060

			$37,429,171

Clothing / Textiles — 0.5%

Hanesbrands, Inc.
	1,016	Term Loan, 5.03%, Maturing September 5, 2013	$1,018,798
	950	Term Loan - Second Lien, 3.97%, Maturing March 5, 2014	946,735
St. John Knits International, Inc.
	540	Term Loan, 9.25%, Maturing March 23, 2012	472,271

			$2,437,804

Conglomerates — 4.0%

Amsted Industries, Inc.
	1,867	Term Loan, 2.29%, Maturing October 15, 2010	$1,712,693
Blount, Inc.
	248	Term Loan, 2.00%, Maturing August 9, 2010	245,287
Doncasters (Dunde HoldCo 4 Ltd.)
	436	Term Loan, 4.23%, Maturing July 13, 2015	372,416
	436	Term Loan, 4.73%, Maturing July 13, 2015	372,416
GBP	550	Term Loan - Second Lien, 6.52%, Maturing January 13, 2016	601,695
Jarden Corp.
	722	Term Loan, 2.03%, Maturing January 24, 2012	693,825
	1,830	Term Loan, 2.03%, Maturing January 24, 2012	1,752,230
	761	Term Loan, 2.78%, Maturing January 24, 2012	743,401
Manitowoc Company, Inc. (The)
	3,383	Term Loan, 7.50%, Maturing August 21, 2014	3,258,469
Polymer Group, Inc.
	2,147	Term Loan, 7.00%, Maturing November 22, 2014	2,151,940
RBS Global, Inc.
	340	Term Loan, 2.50%, Maturing July 19, 2013	319,669
	4,425	Term Loan, 2.79%, Maturing July 19, 2013	4,183,470
RGIS Holdings, LLC
	142	Term Loan, 2.73%, Maturing April 30, 2014	125,570
	2,846	Term Loan, 2.76%, Maturing April 30, 2014	2,511,396
US Investigations Services, Inc.
	997	Term Loan, 3.29%, Maturing February 21, 2015	915,658
Vertrue, Inc.
	919	Term Loan, 3.29%, Maturing August 16, 2014	758,141

			$20,718,276

Containers and Glass Products — 4.2%

Berry Plastics Corp.
	1,891	Term Loan, 2.30%, Maturing April 3, 2015	$1,601,681
Consolidated Container Co.
	1,000	Term Loan - Second Lien, 5.75%, Maturing September 28, 2014	824,167
Crown Americas, Inc.
	672	Term Loan, 1.99%, Maturing November 15, 2012	656,880
Graham Packaging Holdings Co.
	1,321	Term Loan, 2.50%, Maturing October 7, 2011	1,281,907
	3,241	Term Loan, 6.75%, Maturing April 5, 2014	3,243,630
Graphic Packaging International, Inc.
	2,568	Term Loan, 2.42%, Maturing May 16, 2014	2,408,628
	1,478	Term Loan, 3.17%, Maturing May 16, 2014	1,398,519
JSG Acquisitions
	1,995	Term Loan, 3.66%, Maturing December 31, 2013	1,952,939
	1,995	Term Loan, 3.91%, Maturing December 13, 2014	1,952,940
Owens-Brockway Glass Container
	1,724	Term Loan, 1.74%, Maturing June 14, 2013	1,671,795
Reynolds Group Holdings, Inc.
	1,050	Term Loan, Maturing November 5, 2015(3)	1,050,985

See notes to financial statements

Eaton Vance Floating-Rate Income Trust as of November 30, 2009

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value

Containers and Glass Products (continued)

Smurfit-Stone Container Corp.
	1,621	Revolving Loan, 2.84%, Maturing July 28, 2010	$1,588,824
	538	Revolving Loan, 3.06%, Maturing July 28, 2010	526,965
	211	Term Loan, 2.50%, Maturing November 1, 2011	205,631
	370	Term Loan, 2.50%, Maturing November 1, 2011	361,996
	698	Term Loan, 2.50%, Maturing November 1, 2011	680,123
	325	Term Loan, 4.50%, Maturing November 1, 2011	318,091

			$21,725,701

Cosmetics / Toiletries — 0.6%

American Safety Razor Co.
	488	Term Loan, 2.79%, Maturing July 31, 2013	$461,181
	1,050	Term Loan - Second Lien, 6.54%, Maturing July 31, 2014	871,500
KIK Custom Products, Inc.
	1,075	Term Loan - Second Lien, 5.28%, Maturing November 30, 2014	526,750
Prestige Brands, Inc.
	1,371	Term Loan, 2.48%, Maturing April 7, 2011	1,347,327

			$3,206,758

Drugs — 0.9%

Graceway Pharmaceuticals, LLC
	1,749	Term Loan, 2.98%, Maturing May 3, 2012	$1,197,797
	275	Term Loan, 8.48%, Maturing November 3, 2013	55,000
	1,500	Term Loan - Second Lien, 6.73%, Maturing May 3, 2013	558,750
Pharmaceutical Holdings Corp.
	333	Term Loan, 3.51%, Maturing January 30, 2012	314,728
Warner Chilcott Corp.
	818	Term Loan, 5.50%, Maturing October 30, 2014	816,681
	286	Term Loan, 1.75%, Maturing April 30, 2015(4)	285,838
	409	Term Loan, 5.75%, Maturing April 30, 2015	408,404
	900	Term Loan, 5.75%, Maturing April 30, 2015	898,489

			$4,535,687

Ecological Services and Equipment — 1.8%

Blue Waste B.V. (AVR Acquisition)
EUR	1,000	Term Loan, 2.68%, Maturing April 1, 2015	$1,382,928
Cory Environmental Holdings
GBP	500	Term Loan - Second Lien, 4.85%, Maturing September 30, 2014	514,094
Kemble Water Structure, Ltd.
GBP	4,500	Term Loan - Second Lien, 4.49%, Maturing October 13, 2013	5,681,762
Sensus Metering Systems, Inc.
	1,701	Term Loan, 7.00%, Maturing June 3, 2013	1,706,465

			$9,285,249

Electronics / Electrical — 5.0%

Aspect Software, Inc.
	978	Term Loan, 3.31%, Maturing July 11, 2011	$909,159
	2,000	Term Loan - Second Lien, 7.38%, Maturing July 11, 2013	1,735,000
FCI International S.A.S.
	175	Term Loan, 3.41%, Maturing November 1, 2013	161,321
	175	Term Loan, 3.41%, Maturing November 1, 2013	161,321
	181	Term Loan, 3.41%, Maturing November 1, 2013	167,567
	181	Term Loan, 3.41%, Maturing November 1, 2013	167,568
Freescale Semiconductor, Inc.
	2,985	Term Loan, 1.99%, Maturing December 1, 2013	2,449,816
Infor Enterprise Solutions Holdings
	1,477	Term Loan, 2.99%, Maturing July 28, 2012	1,300,974
	1,656	Term Loan, 3.99%, Maturing July 28, 2012	1,461,243
	3,174	Term Loan, 3.99%, Maturing July 28, 2012	2,800,715
	500	Term Loan, 5.73%, Maturing March 2, 2014	341,250
	183	Term Loan - Second Lien, 6.48%, Maturing March 2, 2014	126,500
	317	Term Loan - Second Lien, 6.48%, Maturing March 2, 2014	215,333
Network Solutions, LLC
	702	Term Loan, 2.53%, Maturing March 7, 2014	624,369
Open Solutions, Inc.
	2,905	Term Loan, 2.41%, Maturing January 23, 2014	2,410,895
Sensata Technologies Finance Co.
	3,786	Term Loan, 2.03%, Maturing April 27, 2013	3,369,443
Spectrum Brands, Inc.
	264	Term Loan, 8.00%, Maturing March 30, 2013	256,793
	4,630	Term Loan, 8.02%, Maturing March 30, 2013	4,499,519
SS&C Technologies, Inc.
	684	Term Loan, 2.27%, Maturing November 23, 2012	656,993
VeriFone, Inc.
	769	Term Loan, 2.99%, Maturing October 31, 2013	730,787
Vertafore, Inc.
	1,442	Term Loan, 5.50%, Maturing July 31, 2014	1,380,908

			$25,927,474

See notes to financial statements

Eaton Vance Floating-Rate Income Trust as of November 30, 2009

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value

Equipment Leasing — 0.5%

Hertz Corp.
	2,421	Term Loan, 2.02%, Maturing December 21, 2012	$2,229,752
	444	Term Loan, 2.04%, Maturing December 21, 2012	409,286

			$2,639,038

Farming / Agriculture — 0.2%

Central Garden & Pet Co.
	1,167	Term Loan, 1.74%, Maturing February 28, 2014	$1,108,754

			$1,108,754

Financial Intermediaries — 2.2%

Citco III, Ltd.
	3,153	Term Loan, 2.85%, Maturing June 30, 2014	$2,814,151
Grosvenor Capital Management
	1,447	Term Loan, 2.25%, Maturing December 5, 2013	1,316,888
Jupiter Asset Management Group
GBP	447	Term Loan, 2.74%, Maturing June 30, 2015	691,493
LPL Holdings, Inc.
	4,376	Term Loan, 2.01%, Maturing December 18, 2014	4,082,352
Nuveen Investments, Inc.
	1,578	Term Loan, 3.28%, Maturing November 2, 2014	1,326,580
Oxford Acquisition III, Ltd.
	898	Term Loan, 2.28%, Maturing May 24, 2014	810,835
RJO Holdings Corp. (RJ O’Brien)
	974	Term Loan, 3.24%, Maturing July 31, 2014	645,582

			$11,687,881

Food Products — 4.4%

Acosta, Inc.
	3,243	Term Loan, 2.49%, Maturing July 28, 2013	$2,983,508
Advantage Sales & Marketing, Inc.
	1,803	Term Loan, 2.29%, Maturing March 29, 2013	1,681,285
Dean Foods Co.
	3,746	Term Loan, 1.66%, Maturing April 2, 2014	3,479,348
Dole Food Company, Inc.
	164	Term Loan, 7.78%, Maturing April 12, 2013	165,850
	286	Term Loan, 8.00%, Maturing April 12, 2013	289,172
	946	Term Loan, 8.00%, Maturing April 12, 2013	955,718
Michael Foods, Inc.
	468	Term Loan, 6.50%, Maturing April 30, 2014	471,457
Pinnacle Foods Finance, LLC
	7,568	Term Loan, 2.99%, Maturing April 2, 2014	6,913,753
Provimi Group SA
	220	Term Loan, 2.48%, Maturing June 28, 2015	203,272
	270	Term Loan, 2.48%, Maturing June 28, 2015	250,150
EUR	284	Term Loan, 2.69%, Maturing June 28, 2015	394,782
EUR	470	Term Loan, 2.69%, Maturing June 28, 2015	652,926
EUR	490	Term Loan, 2.69%, Maturing June 28, 2015	680,358
EUR	632	Term Loan, 2.69%, Maturing June 28, 2015	877,355
EUR	29	Term Loan - Second Lien, 4.69%, Maturing June 28, 2015	29,266
EUR	837	Term Loan - Second Lien, 2.23%, Maturing December 28, 2016(4)	844,084
	178	Term Loan - Second Lien, 4.48%, Maturing December 28, 2016	119,480
Reddy Ice Group, Inc.
	2,190	Term Loan, 1.99%, Maturing August 9, 2012	1,960,050

			$22,951,814

Food Service — 3.6%

AFC Enterprises, Inc.
	400	Term Loan, 7.00%, Maturing May 11, 2011	$403,241
Aramark Corp.
	542	Term Loan, 2.14%, Maturing January 26, 2014	490,901
	8,240	Term Loan, 2.16%, Maturing January 26, 2014	7,461,333
GBP	1,216	Term Loan, 2.67%, Maturing January 27, 2014	1,819,840
Buffets, Inc.
	695	Term Loan, 18.00%, Maturing April 30, 2012	709,968
	120	Term Loan, 7.84%, Maturing November 1, 2013(2)	107,428
	601	Term Loan - Second Lien, 17.78%, Maturing November 1, 2013(2)	537,748
CBRL Group, Inc.
	1,144	Term Loan, 1.79%, Maturing April 27, 2013	1,085,384
	692	Term Loan, 2.79%, Maturing April 27, 2016	653,638
Denny’s, Inc.
	136	Term Loan, 2.38%, Maturing March 31, 2012	128,544
	391	Term Loan, 2.67%, Maturing March 31, 2012	370,528
NPC International, Inc.
	387	Term Loan, 2.02%, Maturing May 3, 2013	364,340
OSI Restaurant Partners, LLC
	233	Term Loan, 3.11%, Maturing May 9, 2013	189,784
	2,688	Term Loan, 2.56%, Maturing May 9, 2014	2,191,789
QCE Finance, LLC
	1,213	Term Loan, 2.56%, Maturing May 5, 2013	989,118
	1,050	Term Loan - Second Lien, 6.03%, Maturing November 5, 2013	564,375
Sagittarius Restaurants, LLC
	374	Term Loan, 9.75%, Maturing March 29, 2013	348,183

See notes to financial statements

Eaton Vance Floating-Rate Income Trust as of November 30, 2009

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value

Food Service (continued)

Selecta
EUR	741	Term Loan - Second Lien, 5.34%, Maturing December 28, 2015	$520,336

			$18,936,478

Food / Drug Retailers — 4.1%

General Nutrition Centers, Inc.
	5,693	Term Loan, 2.53%, Maturing September 16, 2013	$5,258,623
Iceland Foods Group, Ltd.
GBP	1,625	Term Loan, 3.02%, Maturing May 2, 2015	2,655,745
Pantry, Inc. (The)
	249	Term Loan, 1.74%, Maturing May 15, 2014	232,832
	866	Term Loan, 1.74%, Maturing May 15, 2014	808,707
Rite Aid Corp.
	8,710	Term Loan, 1.99%, Maturing June 1, 2014	7,509,081
	1,188	Term Loan, 6.00%, Maturing June 4, 2014	1,097,911
	1,000	Term Loan, 9.50%, Maturing June 4, 2014	1,034,583
Roundy’s Supermarkets, Inc.
	3,081	Term Loan, 5.26%, Maturing November 3, 2013	3,034,901

			$21,632,383

Forest Products — 2.7%

Appleton Papers, Inc.
	1,964	Term Loan, 6.63%, Maturing June 5, 2014	$1,772,244
Georgia-Pacific Corp.
	3,081	Term Loan, 2.27%, Maturing December 20, 2012	2,935,946
	6,915	Term Loan, 2.29%, Maturing December 20, 2012	6,589,646
	1,557	Term Loan, 3.53%, Maturing December 23, 2014	1,529,768
Xerium Technologies, Inc.
	1,287	Term Loan, 5.78%, Maturing May 18, 2012	1,067,235

			$13,894,839

Health Care — 16.5%

Accellent, Inc.
	2,292	Term Loan, 2.51%, Maturing November 22, 2012	$2,120,448
Alliance Healthcare Services, Inc.
	1,350	Term Loan, Maturing June 1, 2016(3)	1,334,812
American Medical Systems
	680	Term Loan, 2.50%, Maturing July 20, 2012	661,360
AMN Healthcare, Inc.
	197	Term Loan, 2.03%, Maturing November 2, 2011	183,476
Biomet, Inc.
	6,948	Term Loan, 3.28%, Maturing December 26, 2014	6,598,845
Bright Horizons Family Solutions, Inc.
	1,062	Term Loan, 6.25%, Maturing May 15, 2015	1,059,439
Cardinal Health 409, Inc.
	2,395	Term Loan, 2.48%, Maturing April 10, 2014	2,021,674
Carestream Health, Inc.
	3,267	Term Loan, 2.24%, Maturing April 30, 2013	3,010,736
	500	Term Loan - Second Lien, 5.49%, Maturing October 30, 2013	419,375
Carl Zeiss Vision Holding GmbH
	1,300	Term Loan, 2.73%, Maturing March 23, 2015	979,875
Community Health Systems, Inc.
	10,154	Term Loan, 2.51%, Maturing July 25, 2014	9,306,172
	518	Term Loan, 2.51%, Maturing July 25, 2014	474,887
Concentra, Inc.
	727	Term Loan - Second Lien, 6.54%, Maturing June 25, 2015(2)	603,381
ConMed Corp.
	503	Term Loan, 1.74%, Maturing April 13, 2013	468,100
Convatec Cidron Healthcare
EUR	746	Term Loan, 4.68%, Maturing July 30, 2016	1,097,936
CRC Health Corp.
	531	Term Loan, 2.53%, Maturing February 6, 2013	476,422
	534	Term Loan, 2.53%, Maturing February 6, 2013	478,816
Dako EQT Project Delphi
	500	Term Loan - Second Lien, 4.04%, Maturing December 12, 2016	311,250
DaVita, Inc.
	622	Term Loan, 1.75%, Maturing October 5, 2012	590,353
DJO Finance, LLC
	884	Term Loan, 3.25%, Maturing May 15, 2014	836,722
Fenwal, Inc.
	500	Term Loan - Second Lien, 5.51%, Maturing August 28, 2014	430,000
Fresenius Medical Care Holdings
	2,844	Term Loan, 1.66%, Maturing March 31, 2013	2,725,232
Hanger Orthopedic Group, Inc.
	798	Term Loan, 2.24%, Maturing May 30, 2013	752,297
HCA, Inc.
	10,781	Term Loan, 2.53%, Maturing November 18, 2013	10,038,166
Health Management Association, Inc.
	8,198	Term Loan, 2.03%, Maturing February 28, 2014	7,473,401
HealthSouth Corp.
	1,560	Term Loan, 2.55%, Maturing March 10, 2013	1,459,286
	1,284	Term Loan, 4.05%, Maturing March 15, 2014	1,217,590

See notes to financial statements

Eaton Vance Floating-Rate Income Trust as of November 30, 2009

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value

Health Care (continued)

Iasis Healthcare, LLC
	570	Term Loan, 2.23%, Maturing March 14, 2014	$529,012
	1,648	Term Loan, 2.23%, Maturing March 14, 2014	1,528,645
	154	Term Loan, 2.24%, Maturing March 14, 2014	142,856
Ikaria Acquisition, Inc.
	1,523	Term Loan, 2.51%, Maturing March 28, 2013	1,428,209
IM U.S. Holdings, LLC
	982	Term Loan, 2.26%, Maturing June 26, 2014	906,275
	700	Term Loan - Second Lien, 4.48%, Maturing June 26, 2015	677,250
inVentiv Health, Inc.
	924	Term Loan, 2.04%, Maturing July 6, 2014	863,772
LifePoint Hospitals, Inc.
	2,251	Term Loan, 1.89%, Maturing April 15, 2012	2,159,477
MultiPlan Merger Corp.
	1,022	Term Loan, 2.75%, Maturing April 12, 2013	961,791
	1,435	Term Loan, 2.75%, Maturing April 12, 2013	1,350,453
Mylan, Inc.
	3,630	Term Loan, 3.55%, Maturing October 2, 2014	3,502,071
National Mentor Holdings, Inc.
	1,119	Term Loan, 2.29%, Maturing June 29, 2013	1,001,341
	69	Term Loan, 2.44%, Maturing June 29, 2013	61,397
National Renal Institutes, Inc.
	915	Term Loan, 5.31%, Maturing March 31, 2013(2)	782,686
Nyco Holdings
EUR	500	Term Loan, Maturing December 29, 2014(3)	699,330
EUR	500	Term Loan, Maturing December 29, 2015(3)	699,330
Physiotherapy Associates, Inc.
	834	Term Loan, 7.50%, Maturing June 27, 2013	623,832
RadNet Management, Inc.
	1,605	Term Loan, 4.54%, Maturing November 15, 2012	1,549,072
	650	Term Loan, 9.32%, Maturing November 15, 2013	620,750
ReAble Therapeutics Finance, LLC
	2,667	Term Loan, 2.29%, Maturing November 16, 2013	2,516,800
RehabCare Group, Inc.
	950	Term Loan, Maturing November 20, 2015(3)	940,619
Renal Advantage, Inc.
	1	Term Loan, 2.79%, Maturing October 5, 2012	853
Select Medical Holdings Corp.
	2,472	Term Loan, 4.02%, Maturing August 5, 2014	2,422,767
Sunrise Medical Holdings, Inc.
	429	Term Loan, 8.25%, Maturing May 13, 2010	311,067
TZ Merger Sub., Inc. (TriZetto)
	746	Term Loan, 7.50%, Maturing July 24, 2015	748,097
Vanguard Health Holding Co., LLC
	1,311	Term Loan, 2.49%, Maturing September 23, 2011	1,275,048
Viant Holdings, Inc.
	578	Term Loan, 2.54%, Maturing June 25, 2014	564,633

			$85,997,484

Home Furnishings — 1.5%

Hunter Fan Co.
	484	Term Loan, 2.75%, Maturing April 16, 2014	$380,027
Interline Brands, Inc.
	326	Term Loan, 1.99%, Maturing June 23, 2013	301,832
	1,041	Term Loan, 2.04%, Maturing June 23, 2013	962,882
National Bedding Co., LLC
	1,469	Term Loan, 2.28%, Maturing August 31, 2011	1,332,730
	2,050	Term Loan - Second Lien, 5.31%, Maturing August 31, 2012	1,686,125
Simmons Co.
	3,108	Term Loan, 10.50%, Maturing December 19, 2011	3,082,536
	1,090	Term Loan, 7.35%, Maturing February 15, 2012(2)	32,709

			$7,778,841

Industrial Equipment — 3.7%

Brand Energy and Infrastructure Services, Inc.
	731	Term Loan, 2.31%, Maturing February 7, 2014	$658,125
	882	Term Loan, 3.56%, Maturing February 7, 2014	808,794
CEVA Group PLC U.S.
	1,159	Term Loan, 3.24%, Maturing January 4, 2014	982,127
	2,234	Term Loan, 3.24%, Maturing January 4, 2014	1,893,577
	847	Term Loan, 3.28%, Maturing January 4, 2014	713,465
EPD Holdings (Goodyear Engineering Products)
	150	Term Loan, 2.49%, Maturing July 13, 2014	120,018
	1,050	Term Loan, 2.74%, Maturing July 13, 2014	837,987
	850	Term Loan - Second Lien, 6.00%, Maturing July 13, 2015	498,313
Generac Acquisition Corp.
	1,890	Term Loan, 2.78%, Maturing November 7, 2013	1,724,316
	500	Term Loan - Second Lien, 6.28%, Maturing April 7, 2014	447,084
Gleason Corp.
	146	Term Loan, 2.03%, Maturing June 30, 2013	140,833
	634	Term Loan, 2.03%, Maturing June 30, 2013	611,799
Jason, Inc.
	442	Term Loan, 5.03%, Maturing April 30, 2010	280,462
John Maneely Co.
	2,854	Term Loan, 3.51%, Maturing December 8, 2013	2,629,603

See notes to financial statements

Eaton Vance Floating-Rate Income Trust as of November 30, 2009

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Principal
Amount*
(000’s omitted)	Borrower/Tranche Description	Value

Industrial Equipment (continued)

KION Group GmbH
250	Term Loan, 2.48%, Maturing December 23, 2014	$170,625
250	Term Loan, 2.73%, Maturing December 23, 2015	170,625
Polypore, Inc.
4,797	Term Loan, 2.49%, Maturing July 3, 2014	4,425,057
Sequa Corp.
794	Term Loan, 3.88%, Maturing November 30, 2014	693,561
TFS Acquisition Corp.
1,960	Term Loan, 14.00%, Maturing August 11, 2013(2)	1,347,790

		$19,154,161

Insurance — 3.1%

Alliant Holdings I, Inc.
838	Term Loan, 3.28%, Maturing August 21, 2014	$764,403
AmWINS Group, Inc.
985	Term Loan, 2.77%, Maturing June 8, 2013	811,300
500	Term Loan - Second Lien, 5.79%, Maturing June 8, 2014	362,500
Applied Systems, Inc.
2,267	Term Loan, 2.73%, Maturing September 26, 2013	2,155,220
CCC Information Services Group, Inc.
1,624	Term Loan, 2.49%, Maturing February 10, 2013	1,577,430
Conseco, Inc.
3,648	Term Loan, 6.50%, Maturing October 10, 2013	3,356,527
Crawford & Company
1,337	Term Loan, 3.79%, Maturing October 31, 2013	1,293,962
Crump Group, Inc.
924	Term Loan, 3.24%, Maturing August 4, 2014	827,193
Hub International Holdings, Inc.
435	Term Loan, 2.73%, Maturing June 13, 2014	380,303
1,936	Term Loan, 2.73%, Maturing June 13, 2014	1,692,410
625	Term Loan, 6.75%, Maturing June 30, 2014	617,969
U.S.I. Holdings Corp.
2,882	Term Loan, 3.04%, Maturing May 4, 2014	2,495,060

		$16,334,277

Leisure Goods / Activities / Movies — 8.8%

24 Hour Fitness Worldwide, Inc.
818	Term Loan, 2.77%, Maturing June 8, 2012	$765,760
AMC Entertainment, Inc.
5,503	Term Loan, 1.74%, Maturing January 26, 2013	5,135,770
AMF Bowling Worldwide, Inc.
1,200	Term Loan - Second Lien, 6.49%, Maturing December 8, 2013	840,000
Bombardier Recreational Products
2,028	Term Loan, 3.03%, Maturing June 28, 2013	1,416,959
Butterfly Wendel US, Inc.
304	Term Loan, 3.03%, Maturing June 22, 2013	236,300
304	Term Loan, 2.78%, Maturing June 22, 2014	236,376
Carmike Cinemas, Inc.
2,805	Term Loan, 4.24%, Maturing May 19, 2012	2,739,800
Cedar Fair, L.P.
399	Term Loan, 2.23%, Maturing August 30, 2012	376,265
2,483	Term Loan, 4.23%, Maturing February 17, 2014	2,368,474
Cinemark, Inc.
3,953	Term Loan, 2.03%, Maturing October 5, 2013	3,726,704
Deluxe Entertainment Services
62	Term Loan, 2.53%, Maturing January 28, 2011	57,473
108	Term Loan, 2.53%, Maturing January 28, 2011	99,814
1,046	Term Loan, 5.49%, Maturing January 28, 2011	969,194
Easton-Bell Sports, Inc.
1,122	Term Loan, 2.04%, Maturing March 16, 2012	1,115,997
Fender Musical Instruments Corp.
330	Term Loan, 2.54%, Maturing June 9, 2014	282,379
654	Term Loan, 2.54%, Maturing June 9, 2014	559,038
Formula One (Alpha D2, Ltd.)
2,000	Term Loan - Second Lien, 3.73%, Maturing June 30, 2014	1,665,714
Mega Blocks, Inc.
1,747	Term Loan, 9.75%, Maturing July 26, 2012	899,930
Metro-Goldwyn-Mayer Holdings, Inc.
5,670	Term Loan, 0.00%, Maturing April 8, 2012(5)	3,595,772
National CineMedia, LLC
2,850	Term Loan, 2.05%, Maturing February 13, 2015	2,643,375
Regal Cinemas Corp.
4,741	Term Loan, 4.03%, Maturing November 10, 2010	4,674,804
Revolution Studios Distribution Co., LLC
1,089	Term Loan, 3.99%, Maturing December 21, 2014	991,171
900	Term Loan - Second Lien, 7.24%, Maturing June 21, 2015	630,000
Six Flags Theme Parks, Inc.
1,449	Term Loan, 2.50%, Maturing April 30, 2015	1,398,166
Southwest Sports Group, LLC
2,000	Term Loan, 6.75%, Maturing December 22, 2010	1,665,000
SW Acquisition Co., Inc.
2,025	Term Loan, Maturing May 31, 2016(3)	2,032,594
Universal City Development Partners, Ltd.
2,850	Term Loan, 6.50%, Maturing November 6, 2014	2,845,101

See notes to financial statements

Eaton Vance Floating-Rate Income Trust as of November 30, 2009

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Principal
Amount*
(000’s omitted)	Borrower/Tranche Description	Value

Leisure Goods / Activities / Movies (continued)

Zuffa, LLC
1,972	Term Loan, 2.31%, Maturing June 20, 2016	$1,775,992

		$45,743,922

Lodging and Casinos — 2.9%

Ameristar Casinos, Inc.
1,179	Term Loan, 3.53%, Maturing November 10, 2012	$1,167,272
Harrah’s Operating Co.
408	Term Loan, 3.28%, Maturing January 28, 2015	317,851
797	Term Loan, 3.28%, Maturing January 28, 2015	620,887
3,000	Term Loan, 9.50%, Maturing October 31, 2016	2,915,250
Isle of Capri Casinos, Inc.
43	Term Loan, 1.98%, Maturing November 30, 2013	40,221
147	Term Loan, 1.98%, Maturing November 30, 2013	137,805
369	Term Loan, 2.03%, Maturing November 30, 2013	344,509
LodgeNet Entertainment Corp.
2,465	Term Loan, 2.29%, Maturing April 4, 2014	2,248,898
New World Gaming Partners, Ltd.
224	Term Loan, 2.79%, Maturing June 30, 2014	186,516
1,105	Term Loan, 2.79%, Maturing June 30, 2014	920,863
Penn National Gaming, Inc.
1,002	Term Loan, 2.00%, Maturing October 3, 2012	961,640
Venetian Casino Resort/Las Vegas Sands, Inc.
948	Term Loan, 2.04%, Maturing May 14, 2014	791,580
3,754	Term Loan, 2.04%, Maturing May 23, 2014	3,134,256
VML US Finance, LLC
224	Term Loan, 5.79%, Maturing May 25, 2012	213,061
522	Term Loan, 5.79%, Maturing May 25, 2013	495,876
Wimar OpCo, LLC
1,954	Term Loan, 0.00%, Maturing January 3, 2012(5)	644,946

		$15,141,431

Nonferrous Metals / Minerals — 1.2%

Euramax International, Inc.
343	Term Loan, 10.00%, Maturing June 29, 2013	$217,004
345	Term Loan, 14.00%, Maturing June 29, 2013(2)	218,457
Noranda Aluminum Acquisition
1,258	Term Loan, 2.24%, Maturing May 18, 2014	1,019,042
Novelis, Inc.
695	Term Loan, 2.24%, Maturing June 28, 2014	621,756
1,529	Term Loan, 2.26%, Maturing June 28, 2014	1,367,902
Oxbow Carbon and Mineral Holdings
2,570	Term Loan, 2.26%, Maturing May 8, 2014	2,418,752
246	Term Loan, 2.28%, Maturing May 8, 2014	231,121

		$6,094,034

Oil and Gas — 3.1%

Atlas Pipeline Partners, L.P.
1,042	Term Loan, 6.75%, Maturing July 20, 2014	$1,021,266
Big West Oil, LLC
358	Term Loan, 4.50%, Maturing May 1, 2014	344,984
451	Term Loan, 4.50%, Maturing May 1, 2014	433,694
Dresser, Inc.
1,577	Term Loan, 2.52%, Maturing May 4, 2014	1,455,519
1,000	Term Loan - Second Lien, 6.00%, Maturing May 4, 2015	910,000
Dynegy Holdings, Inc.
373	Term Loan, 3.99%, Maturing April 2, 2013	354,378
5,623	Term Loan, 3.99%, Maturing April 2, 2013	5,340,701
Enterprise GP Holdings, L.P.
1,312	Term Loan, 2.52%, Maturing October 31, 2014	1,256,001
Hercules Offshore, Inc.
2,287	Term Loan, 8.50%, Maturing July 6, 2013	2,196,964
Niska Gas Storage
52	Term Loan, 1.99%, Maturing May 13, 2011	48,691
77	Term Loan, 1.99%, Maturing May 13, 2011	71,881
746	Term Loan, 1.99%, Maturing May 12, 2013	699,159
Precision Drilling Corp.
901	Term Loan, 4.25%, Maturing December 23, 2013	887,797
Semigroup Corp.
1,093	Term Loan, Maturing November 27, 2013(3)	1,070,650
Targa Resources, Inc.
132	Term Loan, 2.23%, Maturing October 31, 2012	129,141
235	Term Loan, 2.28%, Maturing October 31, 2012	229,167

		$16,449,993

Publishing — 9.6%

American Media Operations, Inc.
3,452	Term Loan, 10.00%, Maturing January 31, 2013(2)	$3,146,009
Aster Zweite Beteiligungs GmbH
1,850	Term Loan, 2.89%, Maturing September 27, 2013	1,695,834
GateHouse Media Operating, Inc.
650	Term Loan, 2.24%, Maturing August 28, 2014	229,821
1,525	Term Loan, 2.24%, Maturing August 28, 2014	539,196
750	Term Loan, 2.49%, Maturing August 28, 2014	265,178

See notes to financial statements

Eaton Vance Floating-Rate Income Trust as of November 30, 2009

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value

Publishing (continued)

Getty Images, Inc.
	2,975	Term Loan, 6.25%, Maturing July 2, 2015	$2,973,940
Idearc, Inc.
	7,774	Term Loan, 0.00%, Maturing November 17, 2014(5)	3,774,637
Lamar Media Corp.
	986	Term Loan, 5.50%, Maturing September 30, 2012	986,301
Laureate Education, Inc.
	501	Term Loan, 3.53%, Maturing August 17, 2014	437,605
	3,346	Term Loan, 3.53%, Maturing August 17, 2014	2,923,885
	1,500	Term Loan, 7.00%, Maturing August 31, 2014	1,455,000
Local Insight Regatta Holdings, Inc.
	1,803	Term Loan, 6.25%, Maturing April 23, 2015	1,415,581
MediaNews Group, Inc.
	1,134	Term Loan, 6.73%, Maturing August 25, 2010	308,978
	775	Term Loan, 6.73%, Maturing August 2, 2013	211,215
Mediannuaire Holding
EUR	680	Term Loan, 3.03%, Maturing October 10, 2014	731,637
EUR	680	Term Loan, 3.53%, Maturing October 10, 2015	731,435
Merrill Communications, LLC
	5,113	Term Loan, 8.50%, Maturing December 24, 2012	4,084,114
Nelson Education, Ltd.
	490	Term Loan, 2.78%, Maturing July 5, 2014	431,200
Nielsen Finance, LLC
	6,591	Term Loan, 2.24%, Maturing August 9, 2013	5,957,584
	997	Term Loan, 3.99%, Maturing May 1, 2016	916,447
Philadelphia Newspapers, LLC
	779	Term Loan, 0.00%, Maturing June 29, 2013(5)	154,479
Reader’s Digest Association, Inc. (The)
	1,134	DIP Loan, 13.50%, Maturing August 21, 2010	1,180,927
	1,490	Revolving Loan, 4.53%, Maturing March 3, 2014	715,428
	6,002	Term Loan, 4.24%, Maturing March 3, 2014	2,881,131
	536	Term Loan, 7.00%, Maturing March 3, 2014	257,230
SGS International, Inc.
	662	Term Loan, 2.79%, Maturing December 30, 2011	637,445
Source Interlink Companies, Inc.
	914	Term Loan, 10.75%, Maturing June 18, 2013	740,073
	484	Term Loan, 15.00%, Maturing June 18, 2013(2)	169,439
Source Media, Inc.
	1,180	Term Loan, 5.29%, Maturing November 8, 2011	991,619
Trader Media Corp.
GBP	1,507	Term Loan, 2.64%, Maturing March 23, 2015	2,097,257
Tribune Co.
	2,479	Term Loan, 0.00%, Maturing April 10, 2010(5)	1,244,766
	1,990	Term Loan, 0.00%, Maturing May 17, 2014(5)	948,424
	2,256	Term Loan, 0.00%, Maturing May 17, 2014(5)	1,169,528
Xsys, Inc.
	1,933	Term Loan, 2.89%, Maturing September 27, 2013	1,771,605
	1,963	Term Loan, 2.89%, Maturing September 27, 2014	1,799,588

			$49,974,536

Radio and Television — 5.9%

Block Communications, Inc.
	914	Term Loan, 2.28%, Maturing December 22, 2011	$854,941
Citadel Broadcasting Corp.
	1,000	Term Loan, 2.04%, Maturing June 12, 2014	688,750
CMP KC, LLC
	956	Term Loan, 6.25%, Maturing May 5, 2013(6)	274,426
CMP Susquehanna Corp.
	2,708	Term Loan, 2.25%, Maturing May 5, 2013	1,987,490
Discovery Communications, Inc.
	995	Term Loan, 5.25%, Maturing May 14, 2014	1,003,209
Emmis Operating Co.
	850	Term Loan, 4.28%, Maturing November 2, 2013	652,041
Gray Television, Inc.
	1,211	Term Loan, 3.79%, Maturing January 19, 2015	1,055,323
HIT Entertainment, Inc.
	970	Term Loan, 2.53%, Maturing March 20, 2012	836,577
Intelsat Corp.
	3,536	Term Loan, 2.74%, Maturing January 3, 2014	3,295,604
	3,536	Term Loan, 2.74%, Maturing January 3, 2014	3,295,604
	3,537	Term Loan, 2.74%, Maturing January 3, 2014	3,296,611
Ion Media Networks, Inc.
	369	DIP Loan, 10.17%, Maturing May 29, 2010(4)(6)	579,779
	2,775	Term Loan, 0.00%, Maturing January 15, 2012(5)	751,562
NEP II, Inc.
	682	Term Loan, 2.53%, Maturing February 16, 2014	629,596
Nexstar Broadcasting, Inc.
	1,961	Term Loan, 5.00%, Maturing October 1, 2012	1,799,660
	1,855	Term Loan, 5.00%, Maturing October 1, 2012	1,697,069
Raycom TV Broadcasting, LLC
	1,125	Term Loan, 1.75%, Maturing June 25, 2014	933,750
SFX Entertainment
	980	Term Loan, 3.51%, Maturing June 21, 2013	920,899
Sirius Satellite Radio, Inc.
	490	Term Loan, 2.56%, Maturing December 19, 2012	454,271
Spanish Broadcasting System, Inc.
	962	Term Loan, 2.04%, Maturing June 10, 2012	798,640
Univision Communications, Inc.
	4,400	Term Loan, 2.53%, Maturing September 29, 2014	3,628,627

See notes to financial statements

Eaton Vance Floating-Rate Income Trust as of November 30, 2009

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value

Radio and Television (continued)

Young Broadcasting, Inc.
	786	Term Loan, 0.00%, Maturing November 3, 2012(5)	$556,150
	973	Term Loan, 0.00%, Maturing November 3, 2012(5)	687,697

			$30,678,276

Rail Industries — 0.4%

Kansas City Southern Railway Co.
	2,177	Term Loan, 2.03%, Maturing April 26, 2013	$2,046,262

			$2,046,262

Retailers (Except Food and Drug) — 4.1%

American Achievement Corp.
	725	Term Loan, 6.25%, Maturing March 25, 2011	$652,909
Amscan Holdings, Inc.
	561	Term Loan, 2.65%, Maturing May 25, 2013	509,234
Cumberland Farms, Inc.
	1,691	Term Loan, 2.76%, Maturing September 29, 2013	1,543,048
Educate, Inc.
	500	Term Loan - Second Lien, 5.54%, Maturing June 14, 2014	431,667
FTD, Inc.
	1,491	Term Loan, 6.75%, Maturing July 31, 2014	1,484,988
Harbor Freight Tools USA, Inc.
	943	Term Loan, 9.75%, Maturing July 15, 2010	945,587
Josten’s Corp.
	2,103	Term Loan, 2.32%, Maturing October 4, 2011	2,060,670
Mapco Express, Inc.
	336	Term Loan, 5.75%, Maturing April 28, 2011	310,523
Neiman Marcus Group, Inc.
	1,967	Term Loan, 2.29%, Maturing April 5, 2013	1,683,629
Orbitz Worldwide, Inc.
	2,274	Term Loan, 3.26%, Maturing July 25, 2014	2,043,013
Oriental Trading Co., Inc.
	1,738	Term Loan, 9.75%, Maturing July 31, 2013	1,429,307
	1,225	Term Loan - Second Lien, 6.23%, Maturing January 31, 2013	306,250
Pilot Travel Centers, LLC
	1,350	Term Loan, Maturing November 24, 2015(3)	1,336,500
Rent-A-Center, Inc.
	679	Term Loan, 1.99%, Maturing November 15, 2012	665,540
Rover Acquisition Corp.
	2,383	Term Loan, 2.52%, Maturing October 26, 2013	2,248,602
Savers, Inc.
	377	Term Loan, 3.00%, Maturing August 11, 2012	363,492
	412	Term Loan, 3.00%, Maturing August 11, 2012	397,718
Yankee Candle Company, Inc. (The)
	3,150	Term Loan, 2.24%, Maturing February 6, 2014	2,915,551

			$21,328,228

Steel — 0.4%

Algoma Acquisition Corp.
	1,565	Term Loan, 8.00%, Maturing June 20, 2013	$1,485,750
Niagara Corp.
	1,124	Term Loan, 9.25%, Maturing June 29, 2014	696,957

			$2,182,707

Surface Transport — 0.6%

Gainey Corp.
	1,288	Term Loan, 0.00%, Maturing April 20, 2012(5)	$338,103
Oshkosh Truck Corp.
	1,573	Term Loan, 6.32%, Maturing December 6, 2013	1,573,412
Swift Transportation Co., Inc.
	1,112	Term Loan, 3.56%, Maturing May 10, 2014	984,086

			$2,895,601

Telecommunications — 3.4%

Alaska Communications Systems Holdings, Inc.
	1,100	Term Loan, 2.03%, Maturing February 1, 2012	$1,037,118
Asurion Corp.
	4,325	Term Loan, 3.25%, Maturing July 13, 2012	4,078,825
	2,000	Term Loan - Second Lien, 6.74%, Maturing January 13, 2013	1,922,500
CommScope, Inc.
	2,054	Term Loan, 2.78%, Maturing November 19, 2014	1,961,237
Intelsat Subsidiary Holding Co.
	1,067	Term Loan, 2.74%, Maturing July 3, 2013	1,003,647
Macquarie UK Broadcast Ventures, Ltd.
GBP	828	Term Loan, 2.52%, Maturing December 26, 2014	1,182,719
NTelos, Inc.
	1,500	Term Loan, 5.75%, Maturing August 13, 2015	1,503,750
Palm, Inc.
	1,904	Term Loan, 3.79%, Maturing April 24, 2014	1,634,228
Stratos Global Corp.
	1,093	Term Loan, 2.78%, Maturing February 13, 2012	1,073,627
TowerCo Finance, LLC
	450	Term Loan, Maturing November 24, 2014(3)	451,406
Trilogy International Partners
	950	Term Loan, 3.78%, Maturing June 29, 2012	824,125

See notes to financial statements

Eaton Vance Floating-Rate Income Trust as of November 30, 2009

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value

Telecommunications (continued)

Windstream Corp.
	1,380	Term Loan, 3.00%, Maturing December 17, 2015	$1,326,970

			$18,000,152

Utilities — 4.4%

AEI Finance Holding, LLC
	302	Revolving Loan, 3.23%, Maturing March 30, 2012	$277,148
	2,077	Term Loan, 3.28%, Maturing March 30, 2014	1,908,255
Astoria Generating Co.
	1,000	Term Loan - Second Lien, 4.04%, Maturing August 23, 2013	929,375
BRSP, LLC
	1,000	Term Loan, 7.50%, Maturing June 24, 2014	962,500
Calpine Corp.
	5,977	DIP Loan, 3.17%, Maturing March 29, 2014	5,473,247
Covanta Energy Corp.
	517	Term Loan, 1.75%, Maturing February 9, 2014	483,679
	261	Term Loan, 1.79%, Maturing February 9, 2014	244,224
Electricinvest Holding Co.
GBP	480	Term Loan, 5.02%, Maturing October 24, 2012	653,433
EUR	477	Term Loan - Second Lien, 4.93%, Maturing October 24, 2012	592,211
NRG Energy, Inc.
	2,123	Term Loan, 2.02%, Maturing June 1, 2014	1,952,821
	2,471	Term Loan, 2.03%, Maturing June 1, 2014	2,273,586
Pike Electric, Inc.
	1,136	Term Loan, 1.75%, Maturing July 1, 2012	1,056,888
	309	Term Loan, 1.75%, Maturing December 10, 2012	286,917
TXU Texas Competitive Electric Holdings Co., LLC
	1,470	Term Loan, 3.74%, Maturing October 10, 2014	1,092,330
	3,852	Term Loan, 3.74%, Maturing October 10, 2014	2,886,535
	1,000	Term Loan, 3.78%, Maturing October 10, 2014	748,750
Vulcan Energy Corp.
	1,093	Term Loan, 5.50%, Maturing December 31, 2015	1,100,782

			$22,922,681

Total Senior Floating-Rate Interests
(identified cost $838,648,684)			$765,958,389

Corporate Bonds & Notes — 7.6%

Principal
Amount*
(000’s omitted)		Security	Value

Aerospace and Defense — 0.1%

Alion Science and Technologies Corp.
	155	10.25%, 2/1/15	$114,700
Bombardier, Inc.
	145	8.00%, 11/15/14(8)	147,900

			$262,600

Automotive — 0.0%

Allison Transmission, Inc.
	55	11.00%, 11/1/15(8)	$57,200
Commercial Vehicle Group, Inc., Sr. Notes
	110	8.00%, 7/1/13	63,800

			$121,000

Broadcast Radio and Television — 0.1%

Rainbow National Services, LLC, Sr. Sub. Notes
	335	10.375%, 9/1/14(8)	$352,587
XM Satellite Radio Holdings, Inc., Sr. Notes
	235	13.00%, 8/1/14(8)	244,988

			$597,575

Building and Development — 0.5%

Grohe Holding GmbH, Variable Rate
EUR	2,000	4.31%, 1/15/14(9)	$2,522,606
Panolam Industries International, Sr. Sub. Notes
	470	10.75%, 10/1/13(5)	152,750
Texas Industries, Inc., Sr. Notes
	135	7.25%, 7/15/13(8)	131,287

			$2,806,643

Business Equipment and Services — 0.5%

Affinion Group, Inc.
	80	10.125%, 10/15/13	$82,000
	235	11.50%, 10/15/15	245,575
Education Management, LLC, Sr. Notes
	445	8.75%, 6/1/14	459,462
Education Management, LLC, Sr. Sub. Notes
	97	10.25%, 6/1/16	103,305
MediMedia USA, Inc., Sr. Sub. Notes
	180	11.375%, 11/15/14(8)	151,200
SunGard Data Systems, Inc., Sr. Notes
	880	10.625%, 5/15/15(8)	937,200

See notes to financial statements

Eaton Vance Floating-Rate Income Trust as of November 30, 2009

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Principal
Amount*
(000’s omitted)	Security	Value

Business Equipment and Services (continued)

Ticketmaster Entertainment, Inc.
220	10.75%, 8/1/16	$228,800
West Corp.
320	9.50%, 10/15/14	313,600

		$2,521,142

Cable and Satellite Television — 0.2%

CCO Holdings, LLC/CCO Capital Corp., Sr. Notes
380	8.75%, 11/15/13(5)	$420,375
Charter Communications, Inc., Sr. Notes
30	8.375%, 4/30/14(5)(8)	30,675
205	10.875%, 9/15/49(5)(8)	229,344
Kabel Deutschland GmbH
220	10.625%, 7/1/14	232,100

		$912,494

Chemicals and Plastics — 0.2%

CII Carbon, LLC
195	11.125%, 11/15/15(8)	$193,781
INEOS Group Holdings PLC, Sr. Sub. Notes
345	8.50%, 2/15/16(8)	229,425
Reichhold Industries, Inc., Sr. Notes
500	9.00%, 8/15/14(8)	407,500
Wellman Holdings, Inc., Sr. Sub. Notes
149	5.00%, 1/29/19(6)	54,832

		$885,538

Clothing / Textiles — 0.2%

Levi Strauss & Co., Sr. Notes
365	9.75%, 1/15/15	$384,162
85	8.875%, 4/1/16	88,188
Perry Ellis International, Inc., Sr. Sub. Notes
400	8.875%, 9/15/13	394,000

		$866,350

Conglomerates — 0.1%

RBS Global & Rexnord Corp.
180	9.50%, 8/1/14(8)	$180,000
175	11.75%, 8/1/16	172,375

		$352,375

Containers and Glass Products — 0.4%

Berry Plastics Corp., Sr. Notes, Variable Rate
1,000	5.881%, 2/15/15	$907,500
Intertape Polymer US, Inc., Sr. Sub. Notes
865	8.50%, 8/1/14	679,025
Pliant Corp., Sr. Notes
287	11.625%, 6/15/09(2)(7)	253,681
Smurfit-Stone Container Corp., Sr. Notes
45	8.375%, 7/1/12(5)	35,663
155	8.00%, 3/15/17(5)	122,837

		$1,998,706

Ecological Services and Equipment — 0.1%

Waste Services, Inc., Sr. Sub. Notes
570	9.50%, 4/15/14	$587,100

		$587,100

Electronics / Electrical — 0.2%

Amkor Technologies, Inc., Sr. Notes
225	9.25%, 6/1/16	$232,875
Avago Technologies Finance
240	11.875%, 12/1/15	264,000
Ceridian Corp., Sr. Notes
60	11.25%, 11/15/15	57,600
NXP BV/NXP Funding, LLC, Variable Rate
875	3.881%, 10/15/13	670,469

		$1,224,944

Equipment Leasing — 0.0%

Hertz Corp.
120	8.875%, 1/1/14	$121,200
95	10.50%, 1/1/16	99,275

		$220,475

Financial Intermediaries — 0.1%

Ford Motor Credit Co., Sr. Notes
335	8.00%, 12/15/16	$334,083

		$334,083

Food Products — 0.1%

ASG Consolidated, LLC/ASG Finance, Inc., Sr. Disc. Notes
580	11.50%, 11/1/11	$566,950

		$566,950

See notes to financial statements

Eaton Vance Floating-Rate Income Trust as of November 30, 2009

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Principal
Amount*
(000’s omitted)	Security	Value

Food Service — 0.1%

El Pollo Loco, Inc.
300	11.75%, 11/15/13	$271,500
NPC International, Inc., Sr. Sub. Notes
360	9.50%, 5/1/14	355,500

		$627,000

Food / Drug Retailers — 0.2%

General Nutrition Center, Sr. Notes, Variable Rate
755	6.404%, 3/15/14(2)	$692,713
General Nutrition Center, Sr. Sub. Notes
430	10.75%, 3/15/15	438,600

		$1,131,313

Forest Products — 0.1%

Jefferson Smurfit Corp., Sr. Notes
105	8.25%, 10/1/12(5)	$84,525
85	7.50%, 6/1/13(5)	67,150
Verso Paper Holdings, LLC/Verso Paper, Inc.
255	11.375%, 8/1/16	195,075

		$346,750

Health Care — 0.9%

Accellent, Inc.
320	10.50%, 12/1/13	$309,600
AMR HoldCo, Inc./EmCare HoldCo, Inc., Sr. Sub. Notes
355	10.00%, 2/15/15	374,525
Biomet, Inc.
725	11.625%, 10/15/17	792,062
DJO Finance, LLC/DJO Finance Corp.
220	10.875%, 11/15/14	232,650
HCA, Inc.
145	9.25%, 11/15/16	153,700
MultiPlan, Inc., Sr. Sub. Notes
540	10.375%, 4/15/16(8)	521,100
National Mentor Holdings, Inc.
330	11.25%, 7/1/14	334,950
Res-Care, Inc., Sr. Notes
220	7.75%, 10/15/13	220,000
US Oncology, Inc.
1,915	10.75%, 8/15/14	2,010,750

		$4,949,337

Industrial Equipment — 0.1%

Chart Industries, Inc., Sr. Sub. Notes
215	9.125%, 10/15/15	$213,925
ESCO Corp., Sr. Notes
160	8.625%, 12/15/13(8)	160,000

		$373,925

Insurance — 0.1%

Alliant Holdings I, Inc.
115	11.00%, 5/1/15(8)	$113,850
HUB International Holdings, Inc.
140	9.00%, 12/15/14(8)	135,450
U.S.I. Holdings Corp., Sr. Notes, Variable Rate
115	4.758%, 11/15/14(8)	92,000

		$341,300

Leisure Goods / Activities / Movies — 0.2%

AMC Entertainment, Inc.
760	11.00%, 2/1/16	$794,200
HRP Myrtle Beach Operations, LLC/HRP Myrtle Beach Capital Corp., Variable Rate
405	0.00%, 4/1/12(5)(6)(8)	0
Marquee Holdings, Inc., Sr. Disc. Notes
475	9.505%, 8/15/14	391,875
Royal Caribbean Cruises, Sr. Notes
105	7.00%, 6/15/13	100,275
40	6.875%, 12/1/13	37,800
25	7.25%, 6/15/16	23,188
50	7.25%, 3/15/18	46,375

		$1,393,713

Lodging and Casinos — 0.6%

Buffalo Thunder Development Authority
535	9.375%, 12/15/14(5)(8)	$101,650
CCM Merger, Inc.
370	8.00%, 8/1/13(8)	301,550
Chukchansi EDA, Sr. Notes, Variable Rate
310	4.913%, 11/15/12(8)	209,637
Fontainebleau Las Vegas Casino, LLC
525	10.25%, 6/15/15(5)(8)	7,875
Galaxy Entertainment Finance
320	9.875%, 12/15/12(8)	323,200
Greektown Holdings, LLC, Sr. Notes
110	10.75%, 12/1/13(5)(8)	23,513
Indianapolis Downs, LLC & Capital Corp., Sr. Notes
115	11.00%, 11/1/12(8)	70,581

See notes to financial statements

Eaton Vance Floating-Rate Income Trust as of November 30, 2009

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Principal
Amount*
(000’s omitted)	Security	Value

Lodging and Casinos (continued)

Inn of the Mountain Gods, Sr. Notes
565	12.00%, 11/15/10(5)	$228,825
Majestic HoldCo, LLC
150	12.50%, 10/15/11(5)(8)	188
Mohegan Tribal Gaming Authority, Sr. Sub. Notes
165	8.00%, 4/1/12	131,175
240	7.125%, 8/15/14	152,400
260	6.875%, 2/15/15	159,900
Park Place Entertainment
405	7.875%, 3/15/10	405,000
Pinnacle Entertainment, Inc., Sr. Sub. Notes
70	7.50%, 6/15/15	62,650
Pokagon Gaming Authority, Sr. Notes
112	10.375%, 6/15/14(8)	117,320
San Pasqual Casino
125	8.00%, 9/15/13(8)	118,437
Seminole Hard Rock Entertainment, Variable Rate
195	3.129%, 3/15/14(8)	158,925
Tunica-Biloxi Gaming Authority, Sr. Notes
345	9.00%, 11/15/15(8)	310,500
Waterford Gaming, LLC, Sr. Notes
310	8.625%, 9/15/14(6)(8)	247,442

		$3,130,768

Nonferrous Metals / Minerals — 0.2%

FMG Finance PTY, Ltd.
785	10.625%, 9/1/16(8)	$859,575

		$859,575

Oil and Gas — 0.5%

Allis-Chalmers Energy, Inc., Sr. Notes
370	9.00%, 1/15/14	$327,450
Clayton Williams Energy, Inc.
205	7.75%, 8/1/13	178,350
Compton Pet Finance Corp.
410	7.625%, 12/1/13	307,500
Denbury Resources, Inc., Sr. Sub. Notes
55	7.50%, 12/15/15	54,863
El Paso Corp., Sr. Notes
245	9.625%, 5/15/12	256,738
Forbes Energy Services, Sr. Notes
350	11.00%, 2/15/15	308,000
OPTI Canada, Inc., Sr. Notes
110	7.875%, 12/15/14	88,000
195	8.25%, 12/15/14	156,975
Petroleum Development Corp., Sr. Notes
135	12.00%, 2/15/18	137,025
Petroplus Finance, Ltd.
400	7.00%, 5/1/17(8)	360,000
Quicksilver Resources, Inc.
320	7.125%, 4/1/16	290,400
SandRidge Energy, Inc., Sr. Notes
65	8.00%, 6/1/18(8)	61,587
SemGroup, L.P., Sr. Notes
605	8.75%, 11/15/15(5)(8)	45,375
SESI, LLC, Sr. Notes
65	6.875%, 6/1/14	63,700
Stewart & Stevenson, LLC, Sr. Notes
240	10.00%, 7/15/14	222,000

		$2,857,963

Publishing — 0.4%

Dex Media West/Finance, Series B
90	9.875%, 8/15/13(5)	$28,575
Laureate Education, Inc.
100	10.00%, 8/15/15(8)	100,625
1,179	10.25%, 8/15/15(2)(8)	1,112,119
Local Insight Regatta Holdings, Inc.
100	11.00%, 12/1/17	60,500
Nielsen Finance, LLC
585	10.00%, 8/1/14	606,938
80	12.50% (0.00% until 2011), 8/1/16	70,400
Reader’s Digest Association, Inc. (The), Sr. Sub. Notes
505	9.00%, 2/15/17(5)	10,731

		$1,989,888

Rail Industries — 0.2%

American Railcar Industry, Sr. Notes
195	7.50%, 3/1/14	$178,425
Kansas City Southern Mexico, Sr. Notes
315	7.625%, 12/1/13	310,275
100	7.375%, 6/1/14	96,500
220	8.00%, 6/1/15	225,225

		$810,425

Retailers (Except Food and Drug) — 0.5%

Amscan Holdings, Inc., Sr. Sub. Notes
455	8.75%, 5/1/14	$433,388

See notes to financial statements

Eaton Vance Floating-Rate Income Trust as of November 30, 2009

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Principal
Amount*
(000’s omitted)	Security	Value

Retailers (Except Food and Drug) (continued)

Neiman Marcus Group, Inc.
718	9.00%, 10/15/15	$651,620
670	10.375%, 10/15/15	608,025
Sally Holdings, LLC, Sr. Notes
530	10.50%, 11/15/16	569,750
Yankee Acquisition Corp., Series B
430	8.50%, 2/15/15	421,400

		$2,684,183

Steel — 0.0%

RathGibson, Inc., Sr. Notes
495	11.25%, 2/15/14(5)	$175,725

		$175,725

Surface Transport — 0.0%

CEVA Group, PLC, Sr. Notes
230	10.00%, 9/1/14(8)	$218,213

		$218,213

Telecommunications — 0.6%

Digicel Group, Ltd., Sr. Notes
310	9.25%, 9/1/12(8)	$323,950
989	9.125%, 1/15/15(8)	974,165
Intelsat Bermuda, Ltd.
815	11.25%, 6/15/16	874,087
Qwest Corp., Sr. Notes, Variable Rate
1,025	3.879%, 6/15/13	967,344

		$3,139,546

Utilities — 0.1%

AES Corp., Sr. Notes
55	8.00%, 10/15/17	$55,137
NGC Corp.
430	7.625%, 10/15/26	281,650
NRG Energy, Inc.
175	7.25%, 2/1/14	176,969
Reliant Energy, Inc., Sr. Notes
20	7.625%, 6/15/14	19,500

		$533,256

Total Corporate Bonds & Notes
(identified cost $44,433,593)		$39,820,855

Asset-Backed Securities — 0.5%

Principal
Amount
(000’s omitted)	Security	Value

$558	Alzette European CLO SA, Series 2004-1A, Class E2, 6.754%, 12/15/20(10)	$55,762
635	Avalon Capital Ltd. 3, Series 1A, Class D, 2.357%, 2/24/19(8)(10)	370,716
753	Babson Ltd., Series 2005-1A, Class C1, 3.081%, 4/15/19(8)(10)	522,505
1,000	Bryant Park CDO Ltd., Series 2005-1A, Class C, 2.334%, 1/15/19(8)(10)	141,400
871	Centurion CDO 8 Ltd., Series 2005-8A, Class D, 6.129%, 3/8/17(10)	499,757
750	Centurion CDO 9 Ltd., Series 2005-9A, Class D1, 5.863%, 7/17/19(10)	376,725
750	Comstock Funding Ltd., Series 2006-1A, Class D, 6.453%, 5/30/20(8)(10)	191,700
1,000	First CLO Ltd., Series 2004-1A1, Class C, 3.392%, 7/27/16(8)(10)	486,500

Total Asset-Backed Securities
(identified cost $6,102,409)		$2,645,065

Common Stocks — 0.1%

Shares	Security	Value

Automotive — 0.1%

20,780	Dayco Products, Inc.(11)	$270,140

		$270,140

Building and Development — 0.0%

569	United Subcontractors, Inc.(6)(11)	$45,886

		$45,886

Chemicals and Plastics — 0.0%

146	Wellman Holdings, Inc.(6)(11)	$52,427

		$52,427

Food Service — 0.0%

25,547	Buffets, Inc.(11)	$166,056

		$166,056

Nonferrous Metals / Minerals — 0.0%

701	Euramax International, Inc.(6)(11)	$0

		$0

See notes to financial statements

Eaton Vance Floating-Rate Income Trust as of November 30, 2009

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Shares	Security	Value

Publishing — 0.0%

2,290	Source Interlink Companies, Inc.(6)(11)	$16,488

		$16,488

Total Common Stocks
(identified cost $451,398)		$550,997

Convertible Preferred Stocks — 0.0%

Shares	Security	Value

Telecommunications — 0.0%

479	Crown Castle International Corp., 6.25%(2)	$27,662

		$27,662

Total Convertible Preferred Stocks
(identified cost $22,753)		$27,662

Closed-End Investment Companies — 2.4%

Shares	Security	Value

173,420	BlackRock Floating Rate Income Strategies Fund II, Inc.	$2,231,915
20,864	BlackRock Global Floating Rate Income Trust	280,829
2,933	First Trust/Four Corners Senior Floating Rate Income Fund	32,556
345,089	First Trust/Four Corners Senior Floating Rate Income Fund II	3,747,667
521,233	ING Prime Rate Trust	2,679,138
173,333	LMP Corporate Loan Fund, Inc.	1,665,730
50,753	Nuveen Floating Rate Income Fund	485,706
8,502	Nuveen Floating Rate Income Opportunity Fund	84,085
23,445	Nuveen Senior Income Fund	147,469
136	PIMCO Floating Rate Income Fund	1,546
1,620	PIMCO Floating Rate Strategy Fund	16,168
293	Pioneer Floating Rate Trust	3,381
268,136	Van Kampen Senior Income Trust	1,083,270

Total Closed-End Investment Companies
(identified cost $18,598,351)		$12,459,460

Miscellaneous — 0.0%

Shares	Security	Value

Oil and Gas — 0.0%

115,000	VeraSun Energy Corp., Escrow Certificate(6)(11)	$0

		$0

Total Miscellaneous (identified cost $0)		$0

Short-Term Investments — 3.6%

Interest/
Principal
Amount
(000’s omitted)	Description	Value

$17,123	Cash Management Portfolio, 0.00%(12)	$17,122,857
1,780	State Street Bank and Trust Euro Time Deposit, 0.01%, 12/1/09	1,779,500

Total Short-Term Investments
(identified cost $18,902,357)		$18,902,357

Total Investments — 161.1%
(identified cost $927,159,545)		$840,364,785

Less Unfunded Loan Commitments — (0.3)%		$(1,336,992)

Net Investments — 160.8%
(identified cost $925,822,553)		$839,027,793

Other Assets, Less Liabilities — (45.5)%		$(237,355,244)

Auction Preferred Shares Plus Cumulative
Unpaid Dividends — (15.3)%		$(80,037,610)

Net Assets Applicable to Common Shares — 100.0%		$521,634,939

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

DIP - Debtor in Possession

EUR - Euro

GBP - British Pound Sterling

*	In U.S. dollars unless otherwise indicated.

(1)	Senior floating-rate interests (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the

See notes to financial statements

Eaton Vance Floating-Rate Income Trust as of November 30, 2009

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will have an expected average life of approximately two to four years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(2)	Represents a payment-in-kind security which may pay all or a portion of interest/dividends in additional par/shares.

(3)	This Senior Loan will settle after November 30, 2009, at which time the interest rate will be determined.

(4)	Unfunded or partially unfunded loan commitments. See Note 1G for description.

(5)	Currently the issuer is in default with respect to interest payments.

(6)	Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.

(7)	Defaulted matured security.

(8)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2009, the aggregate value of these securities is $12,074,735 or 2.3% of the Trust’s net assets applicable to common shares.

(9)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

(10)	Variable rate security. The stated interest rate represents the rate in effect at November 30, 2009.

(11)	Non-income producing security.

(12)	Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of November 30, 2009.

See notes to financial statements

Eaton Vance Floating-Rate Income Trust as of November 30, 2009

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities

As of November 30, 2009

Assets

Unaffiliated investments, at value (identified cost, $908,699,696)	$821,904,936
Affiliated investment, at value (identified cost, $17,122,857)	17,122,857
Cash	904
Foreign currency, at value (identified cost, $1,310,884)	1,302,282
Interest and dividends receivable	4,840,404
Receivable for investments sold	124,715
Receivable for open forward foreign currency exchange contracts	493,732
Other assets	5,132
Prepaid expenses	190,524

Total assets	$845,985,486

Liabilities

Notes payable	$228,000,000
Payable for investments purchased	15,448,938
Payable to affiliates:
Investment adviser fee	406,334
Trustees’ fees	3,833
Accrued expenses	453,832

Total liabilities	$244,312,937

Auction preferred shares (3,200 shares outstanding) at liquidation value plus cumulative unpaid dividends	$80,037,610

Net assets applicable to common shares	$521,634,939

Sources of Net Assets

Common shares, $0.01 par value, unlimited number of shares authorized, 37,378,350 shares issued and outstanding	$373,784
Additional paid-in capital	723,465,847
Accumulated net realized loss	(116,535,395)
Accumulated undistributed net investment income	765,973
Net unrealized depreciation	(86,435,270)

Net assets applicable to common shares	$521,634,939

Net Asset Value Per Common Share

($521,634,939 ÷ 37,378,350 common shares issued and outstanding)	$13.96

Statement of Operations

For the Six Months Ended
November 30, 2009

Investment Income

Interest	$22,354,326
Dividends	366,800
Interest income allocated from affiliated investment	30,734
Expenses allocated from affiliated investment	(30,591)

Total investment income	$22,721,269

Expenses

Investment adviser fee	$2,842,482
Trustees’ fees and expenses	11,126
Custodian fee	148,164
Transfer and dividend disbursing agent fees	8,632
Legal and accounting services	179,527
Printing and postage	65,010
Interest expense and fees	1,177,209
Preferred shares service fee	106,522
Miscellaneous	76,258

Total expenses	$4,614,930

Deduct —
Reduction of investment adviser fee	$573,069

Total expense reductions	$573,069

Net expenses	$4,041,861

Net investment income	$18,679,408

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —
Investment transactions	$(11,802,830)
Foreign currency and forward foreign currency exchange contract transactions	(3,038,599)

Net realized loss	$(14,841,429)

Change in unrealized appreciation (depreciation) —
Investments	$107,852,618
Foreign currency and forward foreign currency exchange contracts	820,472

Net change in unrealized appreciation (depreciation)	$108,673,090

Net realized and unrealized gain	$93,831,661

Distributions to preferred shareholders

From net investment income	$(1,038,952)

Net increase in net assets from operations	$111,472,117

See notes to financial statements

Eaton Vance Floating-Rate Income Trust as of November 30, 2009

FINANCIAL STATEMENTS CONT’D

Statements of Changes in Net Assets

	Six Months Ended
Increase (Decrease)	November 30, 2009	Year Ended
in Net Assets	(Unaudited)	May 31, 2009

From operations —
Net investment income	$18,679,408	$42,452,130
Net realized loss from investment transactions, swap contracts, foreign currency and forward foreign currency exchange contract transactions and extinguishment of debt	(14,841,429)	(66,251,430)
Net change in unrealized appreciation (depreciation) from investments, swap contracts, foreign currency and forward foreign currency exchange contracts	108,673,090	(117,375,804)
Distributions to preferred shareholders —
From net investment income	(1,038,952)	(4,132,420)

Net increase (decrease) in net assets from operations	$111,472,117	$(145,307,524)

Distributions to common shareholders —
From net investment income	$(15,736,285)	$(32,429,737)
Tax return of capital	—	(4,858,412)

Total distributions to common shareholders	$(15,736,285)	$(37,288,149)

Capital share transactions —
Reinvestment of distributions to common shareholders	$—	$185,072

Net increase in net assets from capital share transactions	$—	$185,072

Net increase (decrease) in net assets	$95,735,832	$(182,410,601)

Net Assets Applicable to Common Shares

At beginning of period	$425,899,107	$608,309,708

At end of period	$521,634,939	$425,899,107

Accumulated undistributed (distributions in excess of) net investment income included in net assets applicable to common shares

At end of period	$765,973	$(1,138,198)

Statement of Cash Flows

Six Months Ended
Cash Flows From	November 30, 2009
Operating Activities	(Unaudited)

Net increase in net assets from operations	$111,472,117
Distributions to preferred shareholders	1,038,952

Net increase in net assets from operations excluding distributions to preferred shareholders	$112,511,069
Adjustments to reconcile net increase in net assets from operations to net cash provided by (used in) operating activities:
Investments purchased	(232,181,522)
Investments sold and principal repayments	171,070,923
Decrease in short-term investments, net	4,440,032
Net amortization/accretion of premium (discount)	(4,161,916)
Amortization of structuring fees on notes payable	156,287
Decrease in interest and dividends receivable	49,861
Decrease in interest receivable from affiliated investment	709
Decrease in receivable for investments sold	5,014,203
Increase in receivable for open forward foreign currency exchange contracts	(493,732)
Increase in other assets	(2,814)
Decrease in miscellaneous receivable	43,582
Decrease in prepaid expenses	13,617
Decrease in payable for investments purchased	(8,078,562)
Decrease in payable for open forward foreign currency exchange contracts	(502,709)
Increase in payable to affiliate for investment adviser fee	81,659
Decrease in payable to affiliate for Trustees’ fees	(370)
Increase in accrued expenses	112,651
Decrease in unfunded loan commitments	(903,928)
Net change in unrealized (appreciation) depreciation from investments	(107,852,618)
Net realized loss from investments	11,802,830

Net cash used in operating activities	$(48,880,748)

Cash Flows From Financing Activities

Distributions paid to common shareholders, net of reinvestments	$(15,736,285)
Cash distributions paid to preferred shareholders	(1,030,748)
Liquidation of auction preferred shares	(65,000,000)
Proceeds from notes payable	132,000,000
Payment of structuring fee on notes payable	(112,500)

Net cash provided by financing activities	$50,120,467

Net increase in cash*	$1,239,719

Cash at beginning of period(1)	$63,467

Cash at end of period(1)	$1,303,186

Supplemental disclosure of cash flow information:

Cash paid for interest and fees on borrowings	$1,020,317

*	Includes net change in unrealized appreciation (depreciation) on foreign currency of $(9,502).

(1) Balance includes foreign currency, at value.

See notes to financial statements

Eaton Vance Floating-Rate Income Trust as of November 30, 2009

FINANCIAL STATEMENTS CONT’D

Financial Highlights

Selected data for a common share outstanding during the periods stated

	Six Months Ended		Year Ended May 31,
	November 30, 2009						Period Ended
	(Unaudited)		2009	2008	2007	2006	May 31, 2005(1)

Net asset value — Beginning of period (Common shares)	$11.390		$16.280	$18.980	$18.910	$18.840	$19.100	(2)

Income (Loss) From Operations

Net investment income(3)	$0.500		$1.136	$2.002	$2.174	$1.833	$1.101
Net realized and unrealized gain (loss)	2.519		(4.917)	(2.701)	0.114	0.087	(0.055)
Distributions to preferred shareholders
From net investment income(3)	(0.028)		(0.111)	(0.575)	(0.601)	(0.463)	(0.209)

Total income (loss) from operations	$2.991		$(3.892)	$(1.274)	$1.687	$1.457	$0.837

Less Distributions to Common Shareholders

From net investment income	$(0.421)		$(0.868)	$(1.417)	$(1.617)	$(1.387)	$(0.952)
Tax return of capital	—		(0.130)	(0.009)	—	—	—

Total distributions to common shareholders	$(0.421)		$(0.998)	$(1.426)	$(1.617)	$(1.387)	$(0.952)

Preferred and common shares offering costs charged to paid-in capital(3)	$—		$—	$—	$—	$—	$(0.027)

Preferred shares underwriting discounts(3)	$—		$—	$—	$—	$—	$(0.118)

Net asset value — End of period (Common shares)	$13.960		$11.390	$16.280	$18.980	$18.910	$18.840

Market value — End of period (Common shares)	$13.110		$10.330	$15.130	$19.480	$17.950	$18.070

Total Investment Return on Net Asset Value(4)	26.88	%(5)	(22.80)%	(6.31)%	9.45%	8.50%	3.72	%(5)(6)

Total Investment Return on Market Value(4)	31.38	%(5)	(24.66)%	(15.15)%	18.34%	7.38%	(0.52	)%(5)(6)

See notes to financial statements

Eaton Vance Floating-Rate Income Trust as of November 30, 2009

FINANCIAL STATEMENTS CONT’D

Financial Highlights

Selected data for a common share outstanding during the periods stated

Six Months Ended	Year Ended May 31,
November 30, 2009	Period Ended
(Unaudited)	2009	2008	2007	2006	May 31, 2005(1)

Ratios/Supplemental Data

Net assets applicable to common shares, end of period (000’s omitted)	$521,635	$425,899	$608,310	$708,755	$705,175	$702,725
Ratios (as a percentage of average daily net assets applicable to common shares):(7)
Expenses excluding interest and fees(8)	1.17	%(9)	1.24%	1.22%	1.14%	1.15%	1.04	%(9)
Interest and fee expense(10)	0.48	%(9)	2.00%	0.12%	—	—	—
Total expenses	1.65	%(9)	3.24%	1.34%	1.14%	1.15%	1.04	%(9)
Net investment income	7.57	%(9)	9.71%	11.68%	11.50%	9.67%	6.26	%(9)
Portfolio Turnover	22	%(5)	16%	36%	58%	51%	100	%(5)

The ratios reported above are based on net assets applicable solely to common shares. The ratios based on net assets, including amounts related to preferred shares and borrowings, are as follows:
Ratios (as a percentage of average daily net assets applicable to common shares plus preferred shares and borrowings):(7)
Expenses excluding interest and fees(8)	0.75	%(9)	0.71%	0.73%	0.71%	0.71%	0.70	%(9)
Interest and fee expense(10)	0.31	%(9)	1.15%	0.07%	—	—	—
Total expenses	1.06	%(9)	1.86%	0.80%	0.71%	0.71%	0.70	%(9)
Net investment income	4.88	%(9)	5.57%	6.96%	7.11%	5.99%	4.24	%(9)

Senior Securities:
Total notes payable outstanding (in 000’s)	$228,000	$96,000	$290,000	$—	$—	$—
Asset coverage per $1,000 of notes payable(11)	$3,639	$6,947	$3,598	$—	$—	$—
Total preferred shares outstanding	3,200	5,800	5,800	17,400	17,400	17,400
Asset coverage per preferred share	$67,344	(12)	$69,183	(12)	$59,955	(12)	$65,741	(13)	$65,535	(13)	$65,396	(13)
Involuntary liquidation preference per preferred share(14)	$25,000	$25,000	$25,000	$25,000	$25,000	$25,000
Approximate market value per preferred share(14)	$25,000	$25,000	$25,000	$25,000	$25,000	$25,000

(1)	For the period from the start of business, June 29, 2004, to May 31, 2005.

(2)	Net asset value at beginning of period reflects the deduction of the sales load of $0.90 per share paid by the shareholder from the $20.00 offering price.

(3)	Computed using average common shares outstanding.

(4)	Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions reinvested.

(5)	Not annualized.

(6)	Total investment return on net asset value is calculated assuming a purchase at the offering price of $20.00 less the sales load of $0.90 per share paid by the shareholder on the first day and a sale at the net asset value on the last day of the period reported with all distributions reinvested. Total investment return on market value is calculated assuming a purchase at the offering price of $20.00 less the sales load of $0.90 per share paid by the shareholder on the first day and a sale at the current market price on the last day of the period reported with all distributions reinvested.

(7)	Ratios do not reflect the effect of dividend payments to preferred shareholders.

(8)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(9)	Annualized.

(10)	Interest and fee expense relates to the notes payable incurred to partially redeem the Trust’s APS (see Note 9).

(11)	Calculated by subtracting the Trust’s total liabilities (not including the notes payable and preferred shares) from the Trust’s total assets, and dividing the result by the notes payable balance in thousands.

(12)	Calculated by subtracting the Trust’s total liabilities (not including the notes payables and preferred shares) from the Trust’s total assets, dividing the result by the sum of the value of the notes payables and liquidation value of the preferred shares, and multiplying the result by the liquidation value of one preferred share. Such amount equates to 269%, 277% and 240% at November 30, 2009, May 31, 2009 and May 31, 2008, respectively.

(13)	Calculated by subtracting the Trust’s total liabilities (not including the preferred shares) from the Trust’s total assets, and dividing the result by the number of preferred shares outstanding.

(14)	Plus accumulated and unpaid dividends.

See notes to financial statements

Eaton Vance Floating-Rate Income Trust as of November 30, 2009

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1   Significant Accounting Policies

Eaton Vance Floating-Rate Income Trust (the Trust) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, closed-end management investment company. The Trust’s investment objective is to provide a high level of current income. The Trust will, as a secondary objective, also seek preservation of capital to the extent consistent with its primary goal of high current income.

The following is a summary of significant accounting policies of the Trust. The policies are in conformity with accounting principles generally accepted in the United States of America. A source of authoritative accounting principles applied in the preparation of the Trust’s financial statements is the Financial Accounting Standards Board (FASB) Accounting Standards Codification (the Codification), which superseded existing non-Securities and Exchange Commission accounting and reporting standards for interim and annual reporting periods ending after September 15, 2009. The adoption of the Codification for the current reporting period did not impact the Trust’s application of generally accepted accounting principles.

A  Investment Valuation — Interests in senior floating-rate loans (Senior Loans) for which reliable market quotations are readily available are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service. Other Senior Loans are valued at fair value by the investment adviser under procedures approved by the Trustees. In fair valuing a Senior Loan, the investment adviser utilizes one or more of the valuation techniques described in (i) through (iii) below to assess the likelihood that the borrower will make a full repayment of the loan underlying such Senior Loan relative to yields on other Senior Loans issued by companies of comparable credit quality. If the investment adviser believes that there is a reasonable likelihood of full repayment, the investment adviser will determine fair value using a matrix pricing approach that considers the yield on the Senior Loan. If the investment adviser believes there is not a reasonable likelihood of full repayment, the investment adviser will determine fair value using analyses that include, but are not limited to: (i) a comparison of the value of the borrower’s outstanding equity and debt to that of comparable public companies; (ii) a discounted cash flow analysis; or (iii) when the investment adviser believes it is likely that a borrower will be liquidated or sold, an analysis of the terms of such liquidation or sale. In certain cases, the investment adviser will use a combination of analytical methods to determine fair value, such as when only a portion of a borrower’s assets are likely to be sold. In conducting its assessment and analyses for purposes of determining fair value of a Senior Loan, the investment adviser will use its discretion and judgment in considering and appraising relevant factors. Fair value determinations are made by the portfolio managers of the Trust based on information available to such managers. The portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may not possess the same information about a Senior Loan borrower as the portfolio managers of the Trust. At times, the fair value of a Senior Loan determined by the portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may vary from the fair value of the same Senior Loan determined by the portfolio managers of the Trust. The fair value of each Senior Loan is periodically reviewed and approved by the investment adviser’s Valuation Committee and by the Trustees based upon procedures approved by the Trustees. Junior Loans are valued in the same manner as Senior Loans.

Debt obligations (including short-term obligations with a remaining maturity of more than sixty days) will normally be valued on the basis of quotations provided by third party pricing services. The pricing services will use various techniques that consider factors including, but not limited to, reported trades or dealer quotations, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, issuer spreads, as well as industry and economic events. Short-term debt securities with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value. Equity securities (including common shares of closed-end investment companies) listed on a U.S. securities exchange generally are valued at the last sale price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that will use various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average asked prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Trust’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service. Credit default swaps are normally valued using valuations provided by a third party pricing service. The pricing services employ

Eaton Vance Floating-Rate Income Trust as of November 30, 2009

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

electronic data processing techniques to determine the present value based on credit spread quotations obtained from broker/dealers and expected default recovery rates determined by the pricing service using proprietary models. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Trust in a manner that most fairly reflects the security’s value, or the amount that the Trust might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker-dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

The Trust may invest in Cash Management Portfolio (Cash Management), an affiliated investment company managed by Boston Management and Research (BMR), a subsidiary of Eaton Vance Management (EVM). Cash Management generally values its investment securities utilizing the amortized cost valuation technique permitted by Rule 2a-7 under the 1940 Act, pursuant to which Cash Management must comply with certain conditions. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Management may value its investment securities in the same manner as debt obligations described above.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Fees associated with loan amendments are recognized immediately. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities.

D  Federal Taxes — The Trust’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

At May 31, 2009, the Trust, for federal income tax purposes, had a capital loss carryforward of $63,973,437 which will reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Trust of any liability for federal income or excise tax. Such capital loss carryforward will expire on May 31, 2013 ($1,477,364), May 31, 2014 ($5,274,046), May 31, 2015 ($431,997), May 31, 2016 ($3,161,472) and May 31, 2017 ($53,628,558).

Additionally, at May 31, 2009, the Trust had a net currency loss of $856,056 and a net capital loss of $36,879,576 attributable to foreign currency and security transactions, respectively, incurred after October 31, 2008. These losses are treated as arising on the first day of the Trust’s taxable year ending May 31, 2010.

As of November 30, 2009, the Trust had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each of the Trust’s federal tax returns filed in the 3-year period ended May 31, 2009 remains subject to examination by the Internal Revenue Service.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Trust. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Trust maintains with SSBT. All credit balances, if any, used to reduce the Trust’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates

Eaton Vance Floating-Rate Income Trust as of November 30, 2009

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G  Unfunded Loan Commitments — The Trust may enter into certain credit agreements all or a portion of which may be unfunded. The Trust is obligated to fund these commitments at the borrower’s discretion. The commitments are disclosed in the accompanying Portfolio of Investments.

H  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

I  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Trust, and shareholders are indemnified against personal liability for the obligations of the Trust. Additionally, in the normal course of business, the Trust enters into agreements with service providers that may contain indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.

J  Forward Foreign Currency Exchange Contracts — The Trust may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The Trust may enter into forward contracts for hedging purposes as well as non-hedging purposes. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed or offset by another contract with the same broker for the same settlement date and currency. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar.

K  Credit Default Swaps — The Trust may enter into credit default swap contacts to manage its credit risk, to gain exposure to a credit in which the Trust may otherwise invest, or to enhance return. When the Trust is the buyer of a credit default swap contract, the Trust is entitled to receive the par (or other agreed-upon) value of a referenced debt obligation (or basket of debt obligations) from the counterparty to the contract if a credit event by a third party, such as a U.S. or foreign corporate issuer or sovereign issuer, on the debt obligation occurs. In return, the Trust pays the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Trust would have spent the stream of payments and received no benefits from the contract. When the Trust is the seller of a credit default swap contract, it receives the stream of payments, but is obligated to pay to the buyer of the protection an amount up to the notional amount of the swap and in certain instances take delivery of securities of the reference entity upon the occurrence of a credit event, as defined under the terms of that particular swap agreement. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring, obligation acceleration and repudiation/moratorium. If the Trust is the seller of protection and a credit event occurs, the maximum potential amount of future payments that the Trust could be required to make would be an amount equal to the notional amount of the agreement. This potential amount would be partially offset by any recovery value of the respective referenced obligation, or net amount received from the settlement of a buy protection credit default swap agreement entered into by the Trust for the same referenced obligation. As the seller, the Trust effectively adds leverage to its portfolio because, in addition to its total net assets, the Trust is subject to investment exposure on the notional amount of the swap. The interest fee paid or received on the swap contract, which is based on a specified interest rate on a fixed notional amount, is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized gain upon receipt or realized loss upon payment. The Trust also records an increase or decrease to unrealized appreciation (depreciation) in an amount equal to the daily valuation. Upfront payments or receipts, if any, are recorded as other assets or other liabilities, respectively, and amortized over the life of the swap contract as realized gains or losses. The Trust segregates assets in the form of cash or liquid securities in an amount equal to the notional amount of the credit default swaps of which it is the seller. The Trust segregates assets in the form of cash or liquid securities in an amount equal to any unrealized depreciation of the credit default swaps of which it is the buyer, marked to market on a daily basis. These transactions involve certain risks, including the risk that the seller may be unable to fulfill the transaction.

L  Statement of Cash Flows — The cash amount shown in the Statement of Cash Flows of the Trust is the amount included in the Trust’s Statement of Assets and Liabilities and represents the cash on hand at its custodian and does not include any short-term investments.

Eaton Vance Floating-Rate Income Trust as of November 30, 2009

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

M  Interim Financial Statements — The interim financial statements relating to November 30, 2009 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Trust’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2   Auction Preferred Shares

The Trust issued Auction Preferred Shares (APS) on September 16, 2004 in a public offering. The underwriting discount and other offering costs incurred in connection with the offering were recorded as a reduction of the paid-in capital of the common shares. Dividends on the APS, which accrue daily, are cumulative at rates which are reset weekly for Series A, Series B and Series C, and approximately monthly for Series D and Series E by an auction, unless a special dividend period has been set. Series of APS are identical in all respects except for the reset dates of the dividend rates. If the APS auctions do not successfully clear, the dividend payment rate over the next period for the APS holders is set at a specified maximum applicable rate until such time as the APS auctions are successful. Auctions have not cleared since February 13, 2008 and the rate since that date has been the maximum applicable rate (see Note 3). The maximum applicable rate on the APS is the greater of 1) 125% of LIBOR at the date of the auction or 2) LIBOR at the date of the auction plus 1.25%.

During the six months ended November 30, 2009, the Trust made a partial redemption of its APS at a liquidation price of $25,000 per share, the financing for which was provided by a committed financing arrangement (see Note 9). The number of APS redeemed and redemption amount (excluding the final dividend payment) during the six months ended November 30, 2009 and the number of APS issued and outstanding as of November 30, 2009 are as follows:

	APS
	Redeemed	Redemption	APS Issued and
	During the Period	Amount	Outstanding

Series A	520	$13,000,000	640
Series B	520	13,000,000	640
Series C	520	13,000,000	640
Series D	520	13,000,000	640
Series E	520	13,000,000	640

The APS are redeemable at the option of the Trust at a redemption price equal to $25,000 per share, plus accumulated and unpaid dividends, on any dividend payment date. The APS are also subject to mandatory redemption at a redemption price equal to $25,000 per share, plus accumulated and unpaid dividends, if the Trust is in default for an extended period on its asset maintenance requirements with respect to the APS. If the dividends on the APS remain unpaid in an amount equal to two full years’ dividends, the holders of the APS as a class have the right to elect a majority of the Board of Trustees. In general, the holders of the APS and the common shares have equal voting rights of one vote per share, except that the holders of the APS, as a separate class, have the right to elect at least two members of the Board of Trustees. The APS have a liquidation preference of $25,000 per share, plus accumulated and unpaid dividends. The Trust is required to maintain certain asset coverage with respect to the APS as defined in the Trust’s By-Laws and the 1940 Act. The Trust pays an annual fee up to 0.15% of the liquidation value of the APS to broker-dealers as a service fee if the auctions are unsuccessful; otherwise, the annual fee is 0.25%.

3   Distributions to Shareholders

The Trust intends to make monthly distributions of net investment income to common shareholders, after payment of any dividends on any outstanding APS. In addition, at least annually, the Trust intends to distribute all or substantially all of its net realized capital gains (reduced by available capital loss carryforwards from prior years, if any). Distributions to common shareholders are recorded on the ex-dividend date. Distributions to preferred shareholders are recorded daily and are payable at the end of each dividend period. The dividend rates for the APS at November 30, 2009, and the amount of dividends paid (including capital gains, if any) to APS shareholders, average APS dividend rates (annualized), and dividend rate ranges for the six months then ended were as follows:

	APS	Dividends	Average APS	Dividend
	Dividend Rates at	Paid to APS	Dividend	Rate
	November 30, 2009	Shareholders	Rates	Ranges

Series A	1.47%	$203,595	1.51%	1.47%–1.55%
Series B	1.47%	204,066	1.51%	1.47%–1.54%
Series C	1.47%	204,612	1.51%	1.47%–1.54%
Series D	1.49%	213,639	1.55%	1.49%–1.57%
Series E	1.49%	213,040	1.55%	1.49%–1.57%

Beginning February 13, 2008 and consistent with the patterns in the broader market for auction-rate securities, the Trust’s APS auctions were unsuccessful in clearing due to an imbalance of sell orders over bids to buy the APS. As a result, the dividend rates of the APS were reset to the maximum applicable rate. The table above reflects such maximum dividend rate for each series as of November 30, 2009.

The Trust distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and

Eaton Vance Floating-Rate Income Trust as of November 30, 2009

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

4   Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by EVM as compensation for management and investment advisory services rendered to the Trust. The fee is computed at an annual rate of 0.75% of the Trust’s average daily gross assets and is payable monthly. Gross assets as referred to herein represent net assets plus obligations attributable to investment leverage. The portion of the adviser fee payable by Cash Management on the Trust’s investment of cash therein is credited against the Trust’s investment adviser fee. For the six months ended November 30, 2009, the Trust’s investment adviser fee totaled $2,871,223 of which $28,741 was allocated from Cash Management and $2,842,482 was paid or accrued directly by the Trust. EVM also serves as administrator of the Trust, but receives no compensation.

In addition, EVM has contractually agreed to reimburse the Trust for fees and other expenses at an annual rate of 0.20% of the Trust’s average daily gross assets during the first five full years of the Trust’s operations, 0.15% of the Trust’s average daily gross assets in year six, 0.10% in year seven and 0.05% in year eight. The Trust concluded its first full five years of operations on June 29, 2009. Pursuant to this agreement, EVM waived $602,138 of its investment adviser fee for the six months ended November 30, 2009.

EVM had further agreed to reduce its investment adviser fee to the extent that the cost of the outstanding borrowings to partially redeem the Trust’s APS was greater than the dividends and preferred shares service fee that would have been incurred had the APS not been redeemed, hereafter referred to as “incremental cost”. Such fee reduction was calculated as the lesser of 50% of the Trust’s investment adviser fee on assets attributable to the borrowings or the incremental cost over an 18-month period and remained in effect until October 31, 2009. Previously reduced fees were subject to recoupment during the period the agreement was in effect to the extent the cost of the outstanding borrowings to partially redeem the Trust’s APS was lower than the dividends and preferred shares service fee that would have been incurred had the APS not been redeemed, provided that any such recoupment occur not later than November 30, 2009. Pursuant to this fee reduction agreement, EVM recouped previously reduced fees of $29,069 during the six months ended November 30, 2009.

Except for Trustees of the Trust who are not members of EVM’s organization, officers and Trustees receive remuneration for their services to the Trust out of the investment adviser fee. Trustees of the Trust who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended November 30, 2009, no significant amounts have been deferred. Certain officers and Trustees of the Trust are officers of EVM.

5   Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations and including maturities, paydowns and principal repayments on Senior Loans, aggregated $232,181,522 and $171,070,923, respectively, for the six months ended November 30, 2009.

6   Common Shares of Beneficial Interest

The Trust may issue common shares pursuant to its dividend reinvestment plan. There were no transactions in common shares for the six months ended November 30, 2009. Common shares issued pursuant to the Trust’s dividend reinvestment plan for the year ended May 31, 2009 were 22,310.

7   Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Trust at November 30, 2009, as determined on a federal income tax basis, were as follows:

Aggregate cost	$926,754,928

Gross unrealized appreciation	$8,339,640
Gross unrealized depreciation	(96,066,775)

Net unrealized depreciation	$(87,727,135)

8   Financial Instruments

The Trust may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include forward foreign currency exchange contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Trust has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

A summary of obligations under these financial instruments at November 30, 2009 is as follows:

Eaton Vance Floating-Rate Income Trust as of November 30, 2009

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

Forward Foreign Currency Exchange Contracts

Sales

			Net Unrealized
Settlement Date	Deliver	In Exchange For	Appreciation

12/31/09	British Pound Sterling 11,236,448	United States Dollar 18,757,901	$276,086
12/31/09	Euro 22,812,321	United States Dollar 34,468,504	217,646

			$493,732

At November 30, 2009, the Trust had sufficient cash and/or securities to cover commitments under these contracts.

The Trust is subject to foreign exchange risk in the normal course of pursuing its investment objectives. Because the Trust holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Trust may enter into forward foreign currency exchange contracts. The Trust may also enter into such contracts to hedge currency risk of investments it anticipates purchasing.

The forward foreign currency exchange contracts in which the Trust invests are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. At November 30, 2009, the maximum amount of loss the Trust would incur due to counterparty risk was $493,732, representing the fair value of such derivatives in an asset position.

The fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is foreign exchange risk at November 30, 2009 was as follows:

Fair Value
Derivative	Asset Derivatives	Liability Derivatives

Forward foreign currency exchange contracts	$493,732(1)	$—

(1)	Statement of Assets and Liabilities location: Receivable for open forward foreign currency exchange contracts; Net unrealized depreciation.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is foreign exchange risk for the six months ended November 30, 2009 was as follows:

Change in
Unrealized
	Realized Gain		Appreciation
	(Loss) on		(Depreciation) on
	Derivatives		Derivatives
	Recognized in		Recognized in
Derivative	Income		Income

Forward foreign currency exchange contracts	$(2,927,436	)(1)	$996,441(2)

(1)	Statement of Operations location: Net realized gain (loss) – Foreign currency and forward foreign currency exchange contract transactions.

(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Foreign currency and forward foreign currency exchange contracts.

The average notional amount of forward foreign currency exchange contracts outstanding during the six months ended November 30, 2009, which is indicative of the volume of this derivative type, was approximately $42,724,000.

9   Revolving Credit and Security Agreement

Effective March 31, 2009, the Trust entered into a Revolving Credit and Security Agreement (the Agreement) with a bank to borrow up to a limit of $175 million. The borrowing limit was increased to $250 million on October 27, 2009. Borrowings under the Agreement are secured by the assets of the Trust. Interest is charged at a rate above the London Interbank Offered Rate (LIBOR) and is payable monthly. Under the terms of the Agreement, the Trust pays a commitment fee of 0.15% on the borrowing limit. The Trust paid an up-front fee of $262,500 on March 31, 2009 and $112,500 on October 27, 2009. The up-front fees are being amortized to interest expense through March 30, 2010, the termination date of the Agreement. The unamortized balance at November 30, 2009 is approximately $175,600 and is included in prepaid expenses on the Statement of Assets and Liabilities. The Trust is required to maintain certain net asset levels during the term of the Agreement. At November 30, 2009, the Trust had borrowings outstanding under the Agreement of $228,000,000 at an interest rate of 1.22%. The carrying amount of the borrowing, at November 30, 2009 approximated its fair value. For the six months ended November 30, 2009, the average borrowings under the Agreement and the average interest rate were $136,622,951 and 1.30% (annualized), respectively.

10   Risks Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting

Eaton Vance Floating-Rate Income Trust as of November 30, 2009

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Trust, political or financial instability or diplomatic and other developments which could affect such investments. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers and issuers than in the United States.

11   Concentration of Credit Risk

The Trust invests primarily in below investment grade floating-rate loans and floating-rate debt obligations, which are considered speculative because of the credit risk of their issuers. Changes in economic conditions or other circumstances are more likely to reduce the capacity of issuers of these securities to make principal and interest payments. Such companies are more likely to default on their payments of interest and principal owed than issuers of investment grade bonds. An economic downturn generally leads to a higher non-payment rate, and a loan or other debt obligation may lose significant value before a default occurs. Lower rated investments also may be subject to greater price volatility than higher rated investments. Moreover, the specific collateral used to secure a loan may decline in value or become illiquid, which would adversely affect the loan’s value.

12   Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At November 30, 2009, the inputs used in valuing the Trust’s investments, which are carried at value, were as follows:

	Quoted
	Prices in
	Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs

Asset Description	(Level 1)	(Level 2)	(Level 3)	Total

Senior Floating-Rate Interests (less Unfunded Loan Commitments)	$—	$763,767,192	$854,205	$764,621,397
Corporate Bonds & Notes	—	39,518,581	302,274	39,820,855
Asset-Backed Securities	—	2,645,065	—	2,645,065
Common Stocks	—	436,196	114,801	550,997
Convertible Preferred Stocks	—	27,662	—	27,662
Closed-End Investment Companies	12,459,460	—	—	12,459,460
Miscellaneous	—	—	0	0
Short-Term Investments	17,122,857	1,779,500	—	18,902,357

Total Investments	$29,582,317	$808,174,196	$1,271,280	$839,027,793

Forward Foreign Currency Exchange Contracts	$—	$493,732	$—	$493,732

Total	$29,582,317	$808,667,928	$1,271,280	$839,521,525

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments	Investments	Investments
	in Senior	in Corporate	in Common
	Floating-Rate	Bonds &	Stocks and
	Interests	Notes	Miscellaneous	Total

Balance as of May 31, 2009	$745,413	$42,632	$36,466	$824,511
Realized gains (losses)	(1,531,467)	603	—	(1,530,864)
Change in net unrealized appreciation (depreciation)*	1,616,492	(22,504)	(27,004)	1,566,984
Net purchases (sales)	(33,660)	(13,650)	105,339	58,029
Accrued discount (premium)	19,927	1,540	—	21,467
Net transfers to (from) Level 3	37,500	293,653	—	331,153

Balance as of November 30, 2009	$854,205	$302,274	$114,801	$1,271,280

Change in net unrealized appreciation (depreciation) on investments still held as of November 30, 2009*	$179,952	$(22,504)	$(27,004)	$130,444

*	Amount is included in the related amount on investments in the Statement of Operations

Eaton Vance Floating-Rate Income Trust as of November 30, 2009

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

13   Review for Subsequent Events

In connection with the preparation of the financial statements of the Trust as of and for the six months ended November 30, 2009, events and transactions subsequent to November 30, 2009 through January 15, 2010, the date the financial statements were issued, have been evaluated by the Trust’s management for possible adjustment and/or disclosure. Management has not identified any subsequent events requiring financial statement disclosure as of the date these financial statements were issued.

Eaton Vance Floating-Rate Income Trust

BOARD OF TRUSTEES’ ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuance is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the Eaton Vance group of mutual funds (the “Eaton Vance Funds”) held on April 27, 2009, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Contract Review Committee of the Board (formerly the Special Committee), which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished for a series of meetings of the Contract Review Committee held in February, March and April 2009. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•	An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;
•	An independent report comparing each fund’s total expense ratio and its components to comparable funds;
•	An independent report comparing the investment performance of each fund to the investment performance of comparable funds over various time periods;
•	Data regarding investment performance in comparison to relevant peer groups of funds and appropriate indices;
•	Comparative information concerning fees charged by each adviser for managing other mutual funds and institutional accounts using investment strategies and techniques similar to those used in managing the fund;
•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed, and any changes in portfolio management processes and personnel;
•	Information concerning the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through “soft dollar” benefits received in connection with the funds’ brokerage, and the implementation of a soft dollar reimbursement program established with respect to the funds;
•	Data relating to portfolio turnover rates of each fund;
•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;
•	Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;
•	Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;
•	Copies of or descriptions of each adviser’s proxy voting policies and procedures;
•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;
•	Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;
•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and
•	The terms of each advisory agreement.

Eaton Vance Floating-Rate Income Trust

BOARD OF TRUSTEES’ ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT CONT’D

In addition to the information identified above, the Contract Review Committee considered information provided from time to time by each adviser throughout the year at meetings of the Board and its committees. Over the course of the twelve-month period ended April 30, 2009, the Board met eighteen times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met seven, five, six, six and six times, respectively. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of each adviser relating to the investment performance of each fund and the investment strategies used in pursuing the fund’s investment objective.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuance of the investment advisory agreement between Eaton Vance Floating-Rate Income Trust (the “Fund”) and Eaton Vance Management (the “Adviser”), including its fee structure, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of the agreement. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to the agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for the Fund.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement of the Fund, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser.

The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Fund, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund, including recent changes to such personnel. In particular, the Board evaluated the abilities and experience of such investment personnel in analyzing special considerations relevant to investing in senior secured floating-rate loans. The Board noted the experience of the Adviser’s large group of bank loan investment professionals and other personnel who provide services to the Fund, including portfolio managers and analysts. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation paid to recruit and retain investment personnel, and the time and attention devoted to the Fund by senior management.

The Board also reviewed the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds.

The Board considered the Adviser’s recommendations for Board action and other steps taken in response to the unprecedented dislocations experienced in the capital markets over recent periods, including sustained periods of high volatility, credit disruption and government intervention. In particular, the Board considered the Adviser’s efforts and expertise with respect to each of the following matters as they relate to the Fund and/or other funds within the Eaton Vance family of funds: (i) negotiating and maintaining the

Eaton Vance Floating-Rate Income Trust

BOARD OF TRUSTEES’ ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT CONT’D

availability of bank loan facilities and other sources of credit used for investment purposes or to satisfy liquidity needs; (ii) establishing the fair value of securities and other instruments held in investment portfolios during periods of market volatility and issuer-specific disruptions; and (iii) the ongoing monitoring of investment management processes and risk controls. In addition, the Board considered the Adviser’s actions with respect to the Auction Preferred Shares (“APS”) issued by the Fund, including the Adviser’s efforts to seek alternative forms of debt and other leverage that may over time reduce financing costs associated with APS and enable the Fund to restore liquidity for APS holders.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to a relevant universe of similarly managed funds identified by an independent data provider and appropriate benchmark indices. The Board reviewed comparative performance data for the one- and three-year periods ended September 30, 2008 for the Fund. The Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board reviewed contractual investment advisory fee rates, including any administrative fee rates, payable by the Fund (referred to as “management fees”). As part of its review, the Board considered the Fund’s management fee and total expense ratio for the year ended September 30, 2008, as compared to a group of similarly managed funds selected by an independent data provider. The Board considered the fact that the Adviser had waived fees and/or paid expenses for the Fund.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services and the Fund’s total expense ratio are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and relevant affiliates thereof, including the Sub-adviser, in providing investment advisory and administrative services to the Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized with and without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates in connection with its relationship with the Fund.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board also considered the fact that the Fund is not continuously offered and concluded that, in light of the level of the Adviser’s profits with respect to the Fund, the implementation of breakpoints in the advisory fee schedule is not appropriate at this time. Based upon the foregoing, the Board concluded that the benefits from economies of scale are currently being shared equitably by the Adviser and its affiliates and the Fund.

Eaton Vance Floating-Rate Income Trust

OFFICERS AND TRUSTEES

Officers
Scott H. Page
President

Thomas E. Faust Jr.
Vice President

Ralph H. Hinckley, Jr.
Vice President

Michael W. Weilheimer
Vice President

Barbara E. Campbell
Treasurer

Maureen A. Gemma
Secretary and Chief Legal Officer

Paul M. O’Neil
Chief Compliance Officer
Trustees Ralph F. Verni Chairman Benjamin C. Esty Thomas E. Faust Jr. Allen R. Freedman William H. Park Ronald A. Pearlman Helen Frame Peters Heidi L. Steiger Lynn A. Stout

Number of Employees
The Trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a diversified, closed-end management investment company and has no employees.

Number of Shareholders
As of November 30, 2009, our records indicate that there are 50 registered shareholders and approximately 25,500 shareholders owning the Trust shares in street name, such as through brokers, banks, and financial intermediaries.

If you are a street name shareholder and wish to receive our reports directly, which contain important information about the Trust, please write or call:

Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
1-800-262-1122

New York Stock Exchange symbol

The New York Stock Exchange symbol is EFT.

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Investment Adviser and Administrator of Eaton Vance Floating-Rate Income Trust
Eaton Vance Management
Two International Place
Boston, MA 02110

Custodian
State Street Bank and Trust Company
200 Clarendon Street
Boston, MA 02116

Transfer Agent
American Stock Transfer & Trust Company
59 Maiden Lane
Plaza Level
New York, NY 10038

Eaton Vance Floating-Rate Income Trust
Two International Place
Boston, MA 02110

2224-1/10	CE-FLRINCSRC

Item 2. Code of Ethics
The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.
Item 3. Audit Committee Financial Expert
The registrant’s Board has designated William H. Park, an independent trustee, as its audit committee financial expert. Mr. Park is a certified public accountant who is the Vice Chairman of Commercial Industrial Finance Corp (specialty finance company). Previously, he served as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm) and as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (“UAM”) (a holding company owning institutional investment management firms).
Item 4. Principal Accountant Fees and Services
Not required in this filing
Item 5. Audit Committee of Listed registrants
Not required in this filing.
Item 6. Schedule of Investments
Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies
Not required in this filing.
Item 8. Portfolio Managers of Closed-End Management Investment Companies
Not required in this filing.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
No such purchases this period.
Item 10. Submission of Matters to a Vote of Security Holders.
No Material Changes.
Item 11. Controls and Procedures
(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Floating-Rate Income Trust

By:	/s/ Scott H. Page Scott H. Page
President

Date:	January 13, 2010
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Barbara E. Campbell Barbara E. Campbell
Treasurer

Date:	January 13, 2010

By:	/s/ Scott H. Page

Scott H. Page
President

Date:	January 13, 2010